UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Money Market
Central Fund

December 31, 2006

1.811315.102

CFM-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 1.0%
Due Date	Yield (a)	Principal Amount	Value
Household Finance Corp.
1/30/07	4.64%	$ 7,000,000	$ 7,004,860
Certificates of Deposit - 30.1%

London Branch, Eurodollar, Foreign Banks - 9.1%
Calyon
1/24/07 to 2/12/07	5.00 to 5.22	10,000,000	10,000,000
Credit Agricole SA
3/26/07 to 4/18/07	5.36	15,000,000	15,000,000
Credit Industriel et Commercial
3/12/07 to 5/8/07	5.22 to 5.40	21,000,000	21,000,000
Deutsche Bank AG
1/30/07	4.86	5,000,000	5,000,000
Dresdner Bank AG
3/5/07	5.40	2,000,000	2,000,000
Societe Generale
4/17/07 to 1/3/08	5.30 to 5.35	10,000,000	10,000,000
			63,000,000
New York Branch, Yankee Dollar, Foreign Banks - 21.0%
BNP Paribas SA
4/17/07 to 10/2/07	5.30 to 5.45	14,000,000	14,000,000
Canadian Imperial Bank of Commerce
1/16/07	5.43 (c)	9,000,000	9,000,000
Credit Suisse First Boston
1/22/07	5.35 (c)	15,000,000	15,000,000
Credit Suisse Group
6/4/07	5.40 to 5.43	10,000,000	10,000,000
Deutsche Bank AG
2/5/07 to 11/21/07	4.90 to 5.43 (c)	19,000,000	19,000,000
HBOS Treasury Services PLC
4/17/07 to 5/23/07	5.35 to 5.36	8,000,000	8,000,000
Landesbank Baden-Wuert
4/13/07	5.35	3,000,000	3,000,041
Mizuho Corporate Bank Ltd.
1/25/07 to 2/14/07	5.34 to 5.56	16,000,000	16,000,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - continued
Natexis Banques Populaires NY CD
12/12/07	5.40%	$ 9,000,000	$ 9,000,000
Norinchukin Bank
2/20/07 to 3/1/07	5.35	24,000,000	24,000,000
Skandinaviska Enskilda Banken AB
3/30/07	5.35	1,200,000	1,199,550
Sumitomo Mitsui Banking Corp.
1/26/07 to 4/18/07	5.34 to 5.38	2,200,000	2,200,000
Unicredito Italiano Spa, New York
1/29/07	5.34 (c)	15,000,000	14,996,961
			145,396,552
TOTAL CERTIFICATES OF DEPOSIT			208,396,552
Commercial Paper - 15.6%

Aegis Finance LLC
2/8/07	5.39	1,000,000	994,353
American Wtr. Cap. Corp.
2/12/07 to 3/5/07	5.45 to 5.46 (b)	1,250,000	1,239,010
Amsterdam Funding Corp.
1/25/07	5.33	1,000,000	996,473
Apache Corp.
1/16/07	5.39 to 5.40 (b)	2,000,000	1,995,529
AT&T, Inc.
1/25/07 to 2/6/07	5.34 to 5.35	6,000,000	5,970,053
Bavaria TRR Corp.
1/11/07 to 1/25/07	5.37 to 5.40	3,000,000	2,991,341
Beta Finance, Inc.
4/23/07	5.37 (b)	8,000,000	7,869,831
Bradford & Bingley PLC
2/5/07	5.34	1,000,000	994,881
Charta LLC
2/16/07	5.39	1,000,000	993,177
ConocoPhillips Qatar Funding Ltd.
1/11/07 to 4/13/07	5.37 to 5.43 (b)	6,000,000	5,977,664
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount	Value
Countrywide Financial Corp.
3/15/07	5.37%	$ 1,000,000	$ 989,253
CVS Corp.
1/18/07	5.40	1,000,000	997,474
DaimlerChrysler NA Holding Corp.
1/16/07 to 2/5/07	5.44 to 5.46	4,000,000	3,983,117
Davis Square Funding V Corp.
2/22/07 to 3/16/07	5.35 to 5.36	2,000,000	1,981,506
DEPFA BANK PLC
3/20/07	5.35	5,000,000	4,943,342
Devon Energy Corp.
2/14/07 to 2/26/07	5.37 to 5.40	2,250,000	2,234,914
Dominion Resources, Inc.
1/12/07 to 1/26/07	5.37 to 5.39	3,000,000	2,993,026
Emerald (MBNA Credit Card Master Note Trust)
2/27/07	5.32	1,000,000	991,680
FCAR Owner Trust
1/16/07 to 3/15/07	5.32 to 5.57	9,000,000	8,950,045
Fortune Brands, Inc.
2/12/07	5.41	1,000,000	993,770
France Telecom SA
1/16/07 to 2/12/07	5.39 to 5.40 (b)	2,000,000	1,991,545
Grampian Funding LLC
3/5/07	5.32	1,000,000	990,891
Hypo Real Estate Bank International AG
3/12/07	5.38	1,000,000	989,675
John Deere Capital Corp.
3/13/07	5.42	1,000,000	989,508
Michigan Gen. Oblig.
10/4/07	5.41	1,600,000	1,600,000
Motown Notes Program
1/31/07 to 3/23/07	5.37 to 5.38	2,000,000	1,983,663
Nissan Motor Acceptance Corp.
1/19/07	5.39	1,000,000	997,335
Pacific Gas & Electric Co.
1/18/07	5.39 (b)	1,000,000	997,469
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount	Value
Paradigm Funding LLC
1/29/07 to 3/26/07	5.33 to 5.39%	$ 7,000,000	$ 6,955,196
SABMiller PLC
2/5/07 to 2/20/07	5.38 to 5.40	3,000,000	2,981,918
Strand Capital LLC
1/23/07 to 2/20/07	5.35 to 5.38	2,000,000	1,989,496
Stratford Receivables Co. LLC
1/11/07 to 2/6/07	5.33 to 5.36	7,000,000	6,977,019
Textron Financial Corp.
1/16/07 to 2/9/07	5.35 to 5.39	7,000,000	6,976,563
The Walt Disney Co.
1/30/07 to 2/7/07	5.36 to 5.37	3,000,000	2,985,928
Time Warner, Inc.
1/16/07	5.49 (b)	2,500,000	2,494,382
UniCredito Italiano Bank (Ireland) PLC
4/10/07	5.35	2,000,000	1,971,373
Verizon Communications, Inc.
2/8/07 to 2/16/07	5.37 (b)	3,000,000	2,981,364
Weatherford International Ltd.
1/12/07	5.40 (b)	1,000,000	998,356
Xcel Energy, Inc.
4/13/07	5.56	1,000,000	984,672
TOTAL COMMERCIAL PAPER			107,916,792
Federal Agencies - 0.7%

Federal Home Loan Bank - 0.7%
8/15/07 to 8/21/07	5.56	5,000,000	4,999,751
Master Notes - 3.3%

Asset Funding Co. III LLC
1/5/07	5.41 to 5.42 (c)(e)	10,000,000	10,000,000
Goldman Sachs Group, Inc.
1/9/07 to 2/26/07	5.40 to 5.42 (c)(e)	12,000,000	12,000,000
Lehman Brothers Holdings, Inc.
4/30/07	5.46 (c)(e)	1,000,000	1,000,000
TOTAL MASTER NOTES			23,000,000
Medium-Term Notes - 39.7%
Due Date	Yield (a)	Principal Amount	Value
AIG Matched Funding Corp.
2/15/07	5.36 to 5.37% (c)	$ 10,000,000	$ 10,000,000
2/15/07 to 11/15/07	5.34 to 5.37 (b)	10,000,000	10,000,000
Allstate Life Global Funding II
1/29/07	5.36 (b)(c)	1,000,000	1,000,000
ASIF Global Financing XXX
1/23/07	5.37 (b)(c)	9,000,000	9,000,000
Bank of New York Co., Inc.
1/29/07	5.41 (b)(c)	5,000,000	5,000,000
Banque Federative du Credit Mutuel (BFCM)
1/16/07	5.35 (b)(c)	5,000,000	5,000,000
Bayerische Landesbank Girozentrale
1/17/07 to 2/20/07	5.38 to 5.42 (c)	10,000,000	10,000,000
BellSouth Corp.
4/26/07	5.34 (b)	5,000,000	4,981,843
BMW U.S. Capital LLC
1/16/07	5.35 (c)	1,000,000	1,000,000
Caja Madrid SA
1/19/07	5.37 (c)	3,000,000	3,000,000
ConocoPhillips
1/11/07	5.37 (c)	2,000,000	2,000,000
Countrywide Bank, Alexandria Virginia
1/16/07	5.36 (c)	4,000,000	3,999,935
Countrywide Financial Corp.
1/11/07	5.53 (c)	250,000	250,085
Cullinan Finance Corp.
2/26/07 to 6/25/07	5.33 to 5.46 (b)(c)	6,000,000	5,999,342
Cullinan Finance Ltd./Corp. Mtn 144A
10/15/07	5.41 (b)	2,000,000	2,000,000
General Electric Capital Corp.
1/8/07 to 1/17/07	5.39 to 5.48 (c)	32,500,000	32,503,500
Genworth Life Insurance Co.
1/2/07	5.43 (c)(e)	5,000,000	5,000,000
Harrier Finance Funding LLC
3/20/07	5.35 (b)(c)	1,000,000	1,000,002
HBOS Treasury Services PLC
3/26/07	5.44 (c)	5,000,000	5,000,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
HSBC Finance Corp.
1/24/07	5.38% (c)	$ 3,000,000	$ 3,000,000
HSH Nordbank AG
1/22/07	5.36 (b)(c)	4,000,000	4,000,000
1/23/07	5.38 (b)(c)	3,000,000	3,000,000
Huntington National Bank, Columbus
2/1/07	5.45 (c)	1,000,000	1,000,103
ING USA Annuity & Life Insurance Co.
3/23/07	5.46 (c)(e)	2,000,000	2,000,000
K2 (USA) LLC
3/12/07	5.31 (b)(c)	2,000,000	1,999,864
KeyCorp.
2/27/07	5.50	5,750,000	5,725,884
Merrill Lynch & Co., Inc.
1/11/07 to 1/16/07	5.36 to 5.60 (c)	11,000,000	11,008,396
Metropolitan Life Insurance Co.
1/8/07	5.36 (b)(c)	2,626,000	2,626,000
Morgan Stanley
1/2/07 to 1/29/07	5.37 to 5.44 (c)	24,000,000	24,000,000
Natexis Banques Populaires NY CD
1/2/07	5.31 (c)	9,000,000	8,999,124
National Rural Utils. Coop. Finance Corp.
1/4/07	5.33 (c)	1,000,000	1,000,000
Nordea Bank AB
1/2/07	5.29 (c)	5,000,000	4,999,025
Pacific Life Global Funding
1/4/07	5.40 (b)(c)	2,000,000	2,000,753
RACERS
1/22/07	5.37 (b)(c)	10,000,000	10,000,000
SBC Communications, Inc.
6/5/07	5.51 (b)	1,025,000	1,019,328
Security Life of Denver Insurance Co.
2/28/07	5.45 (c)(e)	1,000,000	1,000,000
Sigma Finance, Inc.
1/16/07 to 3/12/07	5.31 to 5.35 (b)(c)	6,000,000	5,999,763
Skandinaviska Enskilda Banken AB
1/8/07	5.30 (c)	6,000,000	5,998,999
3/8/07	5.34 (c)	5,000,000	5,000,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
UniCredito Italiano Bank (Ireland) PLC
1/16/07	5.36% (b)(c)	$ 6,500,000	$ 6,499,995
1/30/07	5.32 (c)	5,000,000	4,999,383
Unicredito Italiano Spa, New York
2/20/07 to 3/5/07	5.35 to 5.37 (c)	7,000,000	6,999,060
Vodafone Group PLC
3/29/07	5.42 (c)	2,000,000	1,999,979
Washington Mutual Bank
2/26/07 to 2/28/07	5.35 (c)	8,000,000	7,999,998
Washington Mutual Bank FA
1/24/07	5.33 (c)	500,000	499,977
1/31/07	5.36 (b)(c)	8,000,000	8,000,000
Wells Fargo & Co.
1/16/07	5.36 (c)	10,000,000	10,000,000
WestLB AG
1/10/07 to 3/30/07	5.39 (b)(c)	7,000,000	7,000,000
TOTAL MEDIUM-TERM NOTES			275,110,338
Short-Term Notes - 0.7%

New York Life Insurance Co.
3/30/07	5.44 (c)(e)	5,000,000	5,000,000
Asset-Backed Securities - 1.2%

Master Funding Trust I
1/25/07	5.38 (c)	2,000,000	1,999,977
2/26/07	5.38 (c)	1,000,000	1,000,000
3/26/07	5.38 (c)	1,816,000	1,816,000
4/25/07	5.38 (c)	2,000,000	2,000,000
Wind Trust
2/25/07	5.32 (b)(c)	1,000,000	1,000,000
TOTAL ASSET-BACKED SECURITIES			7,815,977
Municipal Securities - 1.1%

Connecticut Hsg. Fin. Auth. Series F2, 5.35%, VRDN (c)	7,580,000		7,580,000
Repurchase Agreements - 7.6%
	Maturity Amount	Value
In a joint trading account at 5.33% dated 12/29/06 due 1/2/07 (Collateralized by U.S. Government Obligations) #	$ 538,319	$ 538,000
With:
Credit Suisse First Boston, Inc. at 5.39%, dated 12/29/06 due 1/2/07 (Collateralized by Corporate Obligations valued at $7,354,200, 10.5%, 11/15/16)	7,004,192	7,000,000
Deutsche Bank Securities, Inc. at:
5.34%, dated 11/28/06 due 1/29/07 (Collateralized by Corporate Obligations valued at $4,080,000, 8%, 11/15/14)	4,036,787	4,000,000
5.35%, dated:
12/1/06 due 1/12/07 (Collateralized by Corporate Obligations valued at $3,060,469, 5.38%, 12/5/08)	3,018,725	3,000,000
12/11/06 due 1/11/07 (Collateralized by Mortgage Loan Obligations valued at $5,250,000, 5.42%, 12/15/20)	5,023,035	5,000,000
5.38%, dated 10/19/06 due 1/19/07 (Collateralized by Municipal Bond Obligations valued at $4,200,001, 5.13%, 8/15/24)	4,054,996	4,000,000
Goldman Sachs & Co. at 5.41%, dated 11/21/06 due 2/21/07 (Collateralized by Corporate Obligations valued at $12,600,001, 9.5%, 8/1/16) (c)(d)	12,165,907	12,000,000
J.P. Morgan Securities, Inc. at 5.41%, dated 12/13/06 due 2/1/07 (Collateralized by Corporate Obligations valued at $6,338,039, 7.11% - 8.75%, 12/29/10 - 3/18/13) (c)(d)	6,045,083	6,000,000
Merrill Lynch, Pierce, Fenner & Smith at 5.42%, dated 10/17/06 due 1/17/07 (Collateralized by Corporate Obligations valued at $6,313,331, 9.42%, 12/20/11) (c)(d)	6,083,107	6,000,000
Morgan Stanley & Co. at 5.36%, dated 12/13/06 due 2/1/07 (Collateralized by Corporate Obligations valued at $5,125,500, 6%, 1/25/36)	5,037,222	5,000,000
TOTAL REPURCHASE AGREEMENTS		52,538,000
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $699,362,270)		699,362,270
NET OTHER ASSETS - (1.0)%		(6,733,512)
NET ASSETS - 100%		$ 692,628,758
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $123,672,040 or 17.9% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $36,000,000 or 5.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Asset Funding Co. III LLC: 5.41%, 1/5/07	11/7/06	$ 5,000,000
5.42%, 1/5/07	8/29/06	$ 5,000,000
Genworth Life Insurance Co. 5.43%, 1/2/07	7/31/06	$ 5,000,000
Goldman Sachs Group, Inc.: 5.40%, 1/9/07	1/9/06	$ 5,000,000
5.42%, 2/26/07	8/26/04	$ 7,000,000
ING USA Annuity & Life Insurance Co. 5.46%, 3/23/07	6/23/05	$ 2,000,000
Lehman Brothers Holdings, Inc. 5.46%, 4/30/07	12/11/06	$ 1,000,000
New York Life Insurance Co. 5.44%, 3/30/07	2/28/02	$ 5,000,000
Security Life of Denver Insurance Co. 5.45%, 2/28/07	8/26/05	$ 1,000,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$538,000 due 1/02/07 at 5.33%
ABN AMRO Bank N.V., New York Branch	$ 91,393
BNP Paribas Securities Corp.	58,185
Banc of America Securities LLC	91,393
Barclays Capital, Inc.	91,393
Bear Stearns & Co., Inc.	137,091
Greenwich Capital Markets, Inc.	22,848
HSBC Securities (USA), Inc.	45,697
$ 538,000
Income Tax Information
At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $699,362,270.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Ultra-Short Central Fund

December 31, 2006

1.823993.101

USC-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 12.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.1%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
5.79% 3/13/09 (d)	$ 9,650,000	$ 9,659,225
5.8331% 9/10/07 (d)	16,665,000	16,701,113
5.9013% 10/31/08 (d)	20,000,000	20,077,440
		46,437,778
Media - 1.4%
AOL Time Warner, Inc. 6.15% 5/1/07	23,650,000	23,696,591
Continental Cablevision, Inc. 9% 9/1/08	17,600,000	18,608,181
Cox Communications, Inc.:
(Reg. S) 5.91% 12/14/07 (d)	16,340,000	16,408,170
5.6238% 8/15/07 (b)(d)	51,000,000	50,999,490
Time Warner, Inc.:
5.6044% 11/13/09 (d)	20,000,000	20,012,980
8.18% 8/15/07	19,416,000	19,735,102
Viacom, Inc. 5.7106% 6/16/09 (d)	20,000,000	20,033,720
		169,494,234
Multiline Retail - 0.3%
The May Department Stores Co. 7.9% 10/15/07	39,628,000	40,220,042
TOTAL CONSUMER DISCRETIONARY		256,152,054
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
Safeway, Inc.:
4.8% 7/16/07	3,810,000	3,795,229
7% 9/15/07	17,002,000	17,192,694
		20,987,923
ENERGY - 1.1%
Energy Equipment & Services - 0.2%
Cooper Cameron Corp. 2.65% 4/15/07	6,190,000	6,139,688
Transocean, Inc. 5.5656% 9/5/08 (d)	22,600,000	22,613,628
		28,753,316
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp.:
3.25% 5/1/08	7,850,000	7,607,631
5.76% 9/15/09 (d)	21,000,000	21,085,638
6.625% 10/15/07	7,070,000	7,116,033
Devon Oei Operating, Inc. 4.375% 10/1/07	28,560,000	28,335,775
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enterprise Products Operating LP 4% 10/15/07	$ 12,585,000	$ 12,431,048
Kinder Morgan Energy Partners LP 5.35% 8/15/07	10,180,000	10,166,613
Premcor Refining Group, Inc. 9.5% 2/1/13	17,100,000	18,510,750
		105,253,488
TOTAL ENERGY		134,006,804
FINANCIALS - 6.4%
Capital Markets - 1.0%
Credit Suisse USA, Inc. 5.4531% 11/20/09 (d)	20,000,000	19,998,560
Deutsche Bank AG 5.8656% 3/27/12 (d)	15,450,000	15,461,294
Lehman Brothers Holdings E-Capital Trust I 6.155% 8/19/65 (c)(d)	8,040,000	8,113,244
Lehman Brothers Holdings, Inc. 5.4763% 11/16/09 (d)	25,000,000	24,999,375
Merrill Lynch & Co., Inc. 5.4644% 8/14/09 (d)	19,465,000	19,472,475
VTB Capital SA 5.9713% 8/1/08 (b)(d)	35,000,000	35,017,500
		123,062,448
Commercial Banks - 2.1%
Australia & New Zealand Banking Group Ltd. 5.9181% 2/4/13 (d)	40,000,000	40,173,200
Bank of Scotland 5.87% 11/22/12 (d)	70,000,000	70,217,910
Barclays Bank PLC 5.77% 4/10/12 (d)	52,000,000	51,997,868
Santander Issuances SA Unipersonal 5.725% 6/20/16 (b)(d)	19,500,000	19,512,012
Santander US Debt SA Unipersonal 5.4338% 10/21/08 (b)(d)	15,000,000	15,005,805
UniCredit Luxembourg Finance SA 5.7138% 1/13/17 (b)(d)	20,000,000	20,030,000
Wachovia Corp. 5.4% 12/1/09 (d)	20,000,000	19,997,160
Wells Fargo & Co. 5.3931% 3/10/08 (d)	16,600,000	16,612,865
		253,546,820
Consumer Finance - 0.6%
Capital One Financial Corp. 5.6331% 9/10/09 (d)	21,510,000	21,607,182
MBNA Capital I 8.278% 12/1/26	6,295,000	6,561,984
MBNA Europe Funding PLC 5.45% 9/7/07 (b)(d)	19,925,000	19,937,274
SLM Corp. 5.5369% 7/26/10 (d)	20,330,000	20,334,513
		68,440,953
Diversified Financial Services - 0.5%
BTM Curacao Holding NV 5.6756% 12/19/16 (b)(d)	25,000,000	24,903,800
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
CC Funding Trust I 6.9% 2/16/07	$ 19,785,000	$ 19,808,999
Tyco International Group SA Participation Certificate Trust 4.436% 6/15/07 (b)	17,745,000	17,655,406
		62,368,205
Real Estate Investment Trusts - 0.9%
Archstone-Smith Trust 5% 8/15/07	20,020,000	19,969,229
Colonial Properties Trust 7% 7/14/07	9,619,000	9,693,605
Developers Diversified Realty Corp. 7% 3/19/07	1,325,000	1,329,334
iStar Financial, Inc. 5.9106% 3/16/09 (d)	24,395,000	24,557,885
Reckson Operating Partnership LP 6% 6/15/07	10,530,000	10,549,617
Simon Property Group LP 6.375% 11/15/07	21,807,000	21,974,979
Vornado Realty Trust 5.625% 6/15/07	24,292,000	24,275,894
		112,350,543
Real Estate Management & Development - 0.3%
Chelsea GCA Realty Partnership LP 7.25% 10/21/07	8,295,000	8,360,589
Realogy Corp. 6.0738% 10/20/09 (b)(d)	22,590,000	22,597,206
		30,957,795
Thrifts & Mortgage Finance - 1.0%
Countrywide Financial Corp. 5.53% 4/11/07 (d)	11,025,000	11,030,027
Residential Capital Corp.:
6.4738% 4/17/09 (d)	12,095,000	12,216,664
6.7388% 6/29/07 (d)	30,155,000	30,304,328
7.2044% 4/17/09 (b)(d)	12,665,000	12,680,831
Washington Mutual Bank 5.4613% 5/1/09 (d)	29,600,000	29,603,611
Washington Mutual, Inc. 5.51% 8/24/09 (d)	21,500,000	21,514,620
		117,350,081
TOTAL FINANCIALS		768,076,845
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
UnitedHealth Group, Inc.:
3.375% 8/15/07	8,175,000	8,074,570
5.2% 1/17/07	5,818,000	5,817,395
5.45% 3/2/09 (d)	15,450,000	15,438,088
		29,330,053
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
Raytheon Co. 6.75% 8/15/07	$ 8,788,000	$ 8,852,724
Air Freight & Logistics - 0.0%
FedEx Corp. 2.65% 4/1/07	5,825,000	5,785,437
Airlines - 0.1%
American Airlines, Inc. 7.25% 2/5/09	6,000,000	6,135,000
Road & Rail - 0.1%
CSX Corp. 7.45% 5/1/07	17,960,000	18,070,616
TOTAL INDUSTRIALS		38,843,777
MATERIALS - 0.1%
Chemicals - 0.1%
Potash Corp. of Saskatchewan, Inc. 7.125% 6/15/07	8,865,000	8,927,667
Paper & Forest Products - 0.0%
Weyerhaeuser Co. 6.125% 3/15/07	6,621,000	6,625,701
TOTAL MATERIALS		15,553,368
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.4%
AT&T, Inc. 5.4638% 5/15/08 (d)	25,000,000	25,013,275
BellSouth Corp. 5.4738% 8/15/08 (d)	17,500,000	17,510,185
British Telecommunications PLC 7% 5/23/07	8,820,000	8,860,422
Deutsche Telekom International Finance BV 5.5456% 3/23/09 (d)	11,500,000	11,517,768
SBC Communications, Inc. 4.214% 6/5/07 (b)	2,395,000	2,381,947
Telecom Italia Capital SA 5.9844% 7/18/11 (d)	22,000,000	21,967,198
Telefonica Emisiones SAU 5.665% 6/19/09 (d)	28,000,000	28,034,076
Telefonos de Mexico SA de CV 4.5% 11/19/08	10,240,000	10,055,301
TELUS Corp. yankee 7.5% 6/1/07	44,121,000	44,447,540
		169,787,712
Wireless Telecommunication Services - 0.3%
America Movil SA de CV 5.465% 6/27/08 (b)(d)	18,494,000	18,481,054
Vodafone Group PLC 5.4238% 6/29/07 (d)	21,595,000	21,595,972
		40,077,026
TOTAL TELECOMMUNICATION SERVICES		209,864,738
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 0.7%
Electric Utilities - 0.2%
American Electric Power Co., Inc. 4.709% 8/16/07	$ 770,000	$ 766,222
CalEnergy Generation 7.63% 10/15/07	9,080,000	9,222,483
Commonwealth Edison Co. 3.7% 2/1/08	7,370,000	7,224,199
Niagara Mohawk Power Corp. 8.875% 5/15/07	7,495,000	7,581,687
		24,794,591
Gas Utilities - 0.1%
NiSource Finance Corp. 5.94% 11/23/09 (d)	8,055,000	8,057,392
Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc. 6.35% 4/1/07	18,720,000	18,743,437
Multi-Utilities - 0.3%
Dominion Resources, Inc. 5.6625% 9/28/07 (d)	18,765,000	18,772,468
MidAmerican Energy Holdings, Co. 4.625% 10/1/07	3,785,000	3,760,394
Sempra Energy:
4.621% 5/17/07	5,275,000	5,254,876
4.75% 5/15/09	5,500,000	5,432,026
		33,219,764
TOTAL UTILITIES		84,815,184
TOTAL NONCONVERTIBLE BONDS (Cost $1,557,487,873)		1,557,630,746
U.S. Government Agency Obligations - 0.0%

Fannie Mae 0% 3/28/07 (c) (Cost $148,194)	150,000	148,208
Asset-Backed Securities - 38.3%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 5.65% 7/25/34 (d)	10,894,034	10,931,211
Series 2004-3 Class 2A4, 5.7% 10/25/34 (d)	350,081	350,104
Series 2004-4 Class A2D, 5.7% 1/25/35 (d)	1,234,738	1,239,051
Series 2005-1 Class M1, 5.82% 4/25/35 (d)	11,280,000	11,331,946
ACE Securities Corp.:
Series 2002-HE1 Class M1, 6.325% 6/25/32 (d)	1,768,121	1,791,613
Series 2002-HE2 Class M1, 6.625% 8/25/32 (d)	18,631,213	18,643,780
Series 2003-HS1:
Class M1, 6.1% 6/25/33 (d)	800,000	803,384
Class M2, 7.1% 6/25/33 (d)	856,000	865,130
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.: - continued
Series 2003-NC1 Class M1, 6.13% 7/25/33 (d)	$ 1,600,000	$ 1,606,357
Series 2004-HE1:
Class M1, 5.85% 2/25/34 (d)	2,193,000	2,199,146
Class M2, 6.45% 2/25/34 (d)	2,475,000	2,497,477
Series 2004-OP1 Class M1, 5.87% 4/25/34 (d)	4,275,940	4,276,004
Series 2005-HE1 Class M1, 5.83% 2/25/35 (d)	5,600,000	5,625,426
Series 2005-HE2:
Class M2, 5.8% 4/25/35 (d)	1,803,000	1,810,620
Class M3, 5.83% 4/25/35 (d)	1,040,000	1,046,514
Class M4, 5.99% 4/25/35 (d)	1,340,000	1,348,394
Series 2005-HE3:
Class A2A, 5.45% 5/25/35 (d)	71,709	71,703
Class A2B, 5.56% 5/25/35 (d)	4,370,000	4,372,700
Series 2005-HE7 Class A2B, 5.53% 11/25/35 (d)	25,000,000	25,008,873
Series 2005-SD1 Class A1, 5.75% 11/25/50 (d)	983,019	984,537
Series 2006-HE2:
Class A2C, 5.51% 5/25/36 (d)	8,845,000	8,853,154
Class M1, 5.65% 5/25/36 (d)	8,138,000	8,154,326
Class M2, 5.67% 5/25/36 (d)	2,695,000	2,699,034
Class M3, 5.69% 5/25/36 (d)	2,130,000	2,133,841
Class M4, 5.757% 5/25/36 (d)	1,800,000	1,803,182
Class M5, 5.79% 5/25/36 (d)	2,617,000	2,622,466
Series 2006-NC2:
Class M7, 6.07% 7/25/36 (d)	4,902,000	4,936,510
Class M8, 6.17% 7/25/36 (d)	2,429,000	2,414,615
Class M9, 7.02% 7/25/36 (d)	1,605,000	1,534,990
Series 2006-OP1:
Class M2, 5.64% 4/25/36 (d)	10,119,000	10,122,844
Class M3, 5.66% 4/25/36 (d)	4,000,000	4,000,038
Class M4, 5.72% 4/25/36 (d)	1,000,000	1,000,009
Class M5, 5.74% 4/25/36 (d)	950,000	949,676
ACE Securities Corp. Home Equity Loan Trust:
Series 2006-ASP6 Class M1, 5.55% 12/25/36 (d)	4,420,000	4,420,046
Series 2006-FM2:
Class AC2, 5.48% 8/25/36 (d)	7,397,000	7,397,090
Class M1, 5.57% 8/25/36 (d)	10,300,000	10,303,476
Aesop Funding II LLC Series 2005-1A Class A2, 5.41% 4/20/09 (b)(d)	8,800,000	8,803,318
ALG Student Loan Trust I Series 2006-1 Class A1, 5.51% 10/28/18 (b)(d)	13,000,000	13,001,300
American Express Credit Account Master Trust:
Series 2002-6 Class B, 5.8% 3/15/10 (d)	5,000,000	5,011,388
Asset-Backed Securities - continued
	Principal Amount	Value
American Express Credit Account Master Trust: - continued
Series 2004-1 Class B, 5.6% 9/15/11 (d)	$ 5,775,000	$ 5,796,978
Series 2004-C Class C, 5.85% 2/15/12 (b)(d)	24,970,221	25,015,160
Series 2005-1 Class A, 5.38% 10/15/12 (d)	15,455,000	15,447,016
Series 2005-6 Class C, 5.6% 3/15/11 (b)(d)	22,320,000	22,344,329
AmeriCredit Automobile Receivables Trust:
Series 2003-AM Class A4B, 5.82% 11/6/09 (d)	4,870,502	4,874,144
Series 2003-BX Class A4B, 5.82% 1/6/10 (d)	1,430,822	1,431,723
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,377,477
Series 2006-BM Class A4, 5.43% 5/6/12 (d)	36,665,000	36,667,420
Series 2006-RM Class A1, 5.37% 10/6/09	19,420,000	19,427,352
Ameriquest Mississippi, Inc. Series 2006-M3:
Class M7, 6.17% 10/25/36 (d)	6,660,000	6,612,742
Class M9, 7.32% 10/25/36 (d)	4,270,000	4,270,000
Ameriquest Mortgage Securities, Inc.:
Series 2003-1 Class M1, 6.25% 2/25/33 (d)	5,837,814	5,844,085
Series 2003-10 Class M1, 6.05% 12/25/33 (d)	1,835,000	1,855,936
Series 2003-6 Class M2, 7.2% 5/25/33 (d)	2,750,000	2,790,383
Series 2003-AR1 Class M1, 6.5% 1/25/33 (d)	1,971,774	1,973,228
Series 2004-R10 Class M1, 6.05% 11/25/34 (d)	4,665,000	4,689,680
Series 2004-R11 Class M1, 6.01% 11/25/34 (d)	4,430,000	4,456,999
Series 2004-R2:
Class M1, 5.78% 4/25/34 (d)	1,230,000	1,230,016
Class M2, 5.83% 4/25/34 (d)	950,000	950,013
Class M3, 5.9% 4/25/34 (d)	3,500,000	3,500,048
Series 2005-R1:
Class M1, 5.8% 3/25/35 (d)	5,710,000	5,724,352
Class M2, 5.83% 3/25/35 (d)	1,925,000	1,932,554
Series 2005-R2 Class M1, 5.8% 4/25/35 (d)	12,500,000	12,551,119
Amortizing Residential Collateral Trust:
Series 2002-BC1 Class M2, 6.45% 1/25/32 (d)	413,829	415,154
Series 2002-BC3 Class A, 5.68% 6/25/32 (d)	1,349,815	1,353,982
ARG Funding Corp.:
Series 2005-1A Class A2, 5.45% 4/20/09 (b)(d)	11,000,000	11,012,483
Series 2005-2A Class A2, 5.46% 5/20/09 (b)(d)	5,200,000	5,206,931
Argent Securities, Inc.:
Series 2003-W3 Class M2, 7.12% 9/25/33 (d)	20,835,000	21,083,974
Series 2003-W7 Class A2, 5.74% 3/1/34 (d)	329,642	330,754
Series 2004-W11 Class M2, 6.05% 11/25/34 (d)	3,860,000	3,896,833
Series 2004-W5 Class M1, 5.95% 4/25/34 (d)	3,960,000	3,966,352
Asset-Backed Securities - continued
	Principal Amount	Value
Argent Securities, Inc.: - continued
Series 2004-W7:
Class M1, 5.9% 5/25/34 (d)	$ 4,085,000	$ 4,109,961
Class M2, 5.95% 5/25/34 (d)	3,320,000	3,341,067
Series 2006-M1 Class M7, 6.35% 7/25/36 (d)	5,600,000	5,570,148
Series 2006-M2 Class M7, 6.22% 9/25/36 (d)	11,580,000	11,505,473
Series 2006-W4:
Class A2C, 5.51% 5/25/36 (d)	10,675,000	10,681,307
Class M2, 5.67% 5/25/36 (d)	11,235,000	11,239,196
Class M3, 5.69% 5/25/36 (d)	8,990,000	8,993,298
Series 2006-W5:
Class M1, 5.64% 6/25/36 (d)	3,000,000	3,002,328
Class M2, 5.66% 6/25/36 (d)	4,000,000	4,001,519
Class M3, 5.68% 6/25/36 (d)	2,000,000	2,000,018
Class M4, 5.72% 6/25/36 (d)	2,000,000	2,000,018
Class M6, 5.83% 6/25/36 (d)	3,000,000	2,985,239
Arran Funding Ltd. Series 2005-A Class C, 5.67% 12/15/10 (d)	26,765,000	26,759,647
Asset Backed Funding Corp.:
Series 2006-OPT1 Class M4, 5.68% 9/25/36 (d)	13,256,000	13,260,811
Series 2006-OPT2:
Class C7, 5.47% 10/25/36 (d)	7,425,000	7,425,093
Class M1, 5.57% 10/25/36 (d)	7,345,000	7,345,077
Class M7, 6.1% 10/25/36 (d)	7,655,000	7,616,976
Asset Backed Securities Corp. Series 2006-HE6:
Class A4 5.48% 11/25/36 (d)	18,676,000	18,676,205
Class M7 6.12% 11/25/36 (d)	2,420,000	2,420,963
Class M9 7.47% 11/25/36 (d)	6,465,000	6,464,948
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class M1, 6.25% 4/15/33 (d)	9,880,981	9,887,337
Series 2003-HE3 Class M1, 6.18% 6/15/33 (d)	2,185,000	2,189,299
Series 2003-HE6 Class M1, 6% 11/25/33 (d)	3,475,000	3,497,270
Series 2004-HE2 Class M1, 5.9% 4/25/34 (d)	6,060,000	6,079,607
Series 2004-HE3:
Class M1, 5.89% 6/25/34 (d)	1,450,000	1,456,080
Class M2, 6.47% 6/25/34 (d)	3,350,000	3,376,677
Series 2004-HE6 Class A2, 5.71% 6/25/34 (d)	4,967,157	4,980,253
Series 2005-HE1 Class M1, 5.82% 3/25/35 (d)	4,460,000	4,485,458
Series 2005-HE2:
Class M1, 5.8% 3/25/35 (d)	8,250,000	8,293,279
Class M2, 5.85% 3/25/35 (d)	2,065,000	2,079,161
Series 2005-HE3 Class A4, 5.55% 4/25/35 (d)	6,990,664	6,993,108
Series 2005-HE6 Class A2B, 5.6% 7/25/35 (d)	9,627,970	9,643,156
Series 2005-HE8 Class M2, 5.8% 11/25/35 (d)	2,105,000	2,115,571
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2006-HE2 Class M3, 5.74% 3/25/36 (d)	$ 3,984,000	$ 3,993,414
Series 2006-HE4 Class M1, 5.66% 5/25/36 (d)	14,283,000	14,283,143
Bank of America Credit Card Master Trust Series 2006-C4 Class C4, 5.58% 11/15/11 (d)	20,000,000	19,975,000
Bank of America Credit Card Trust:
Series 2006-C7 Class C7, 5.58% 3/15/12 (d)	29,500,000	29,453,906
Series 2006-HE7 Class B4, 5.43% 3/15/12 (d)	33,615,000	33,593,991
Bank One Issuance Trust:
Series 2002-B1 Class B1, 5.73% 12/15/09 (d)	20,655,000	20,672,579
Series 2002-C1 Class C1, 6.31% 12/15/09 (d)	7,980,000	7,996,971
Series 2003-C4 Class C4, 6.38% 2/15/11 (d)	14,910,000	15,087,050
Bayview Financial Acquisition Trust Series 2004-C Class A1, 5.77% 5/28/44 (d)	4,556,831	4,562,433
Bayview Financial Asset Trust Series 2003-F Class A, 5.85% 9/28/43 (d)	4,996,794	4,998,647
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.8% 2/28/44 (d)	3,101,180	3,104,758
Bayview Financial Securities Co. LLC Series 2006-A Class 2A1, 5.44% 2/28/41 (d)	7,049,743	7,051,125
Bear Stearns Asset Backed Securities, Inc.:
Series 2005-3 Class A1, 5.8% 9/25/35 (d)	2,079,931	2,082,122
Series 2005-HE2:
Class M1, 5.85% 2/25/35 (d)	6,655,000	6,688,671
Class M2, 6.1% 2/25/35 (d)	2,430,000	2,448,875
Series 2005-HE5 Class 1A1, 5.46% 6/25/35 (d)	462,161	462,190
BMW Floorplan Master Owner Trust Series 2006-1A Class A, 5.35% 9/17/11 (b)(d)	24,600,000	24,600,000
BNC Mortgage Loan Trust Series 2006-2:
Class A4, 5.48% 11/25/36 (d)	6,785,000	6,785,073
Class M1, 5.56% 11/25/36 (d)	6,785,000	6,785,073
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 5.3756% 12/26/24 (d)	26,111,949	26,111,949
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 5.725% 6/15/10 (d)	5,725,000	5,753,444
Series 2006-1 Class A2B, 5.38% 9/15/08 (d)	16,301,902	16,302,895
Series 2006-2 Class A2A, 5.23% 2/17/07	21,995,000	21,974,325
Series 2006-SN1A Class A4B, 5.43% 3/20/10 (b)(d)	25,000,000	25,011,715
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 5.63% 1/15/10 (d)	4,942,381	4,944,731
Series 2004-B Class A4, 5.46% 8/15/11 (d)	16,300,000	16,306,269
Series 2006-B Class A2, 5.53% 4/15/09	19,950,000	19,966,315
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Auto Finance Trust: - continued
Series 2006-C:
Class A2, 5.31% 7/15/09	$ 18,365,000	$ 18,356,359
Class A3B 5.3623% 7/15/11 (d)	14,690,000	14,690,444
Capital One Master Trust:
Series 2001-1 Class B, 5.86% 12/15/10 (d)	19,500,000	19,567,985
Series 2002-4A Class B, 5.85% 3/15/10 (d)	6,000,000	6,010,060
Capital One Multi-Asset Execution Trust:
Series 2003-C1 Class C1, 7.9% 3/15/11 (d)	15,500,000	15,946,569
Series 2003-C5 Class C5, 6.5% 10/17/11 (d)	6,000,000	6,104,118
Series 2004-C1 Class C1, 3.4% 11/16/09	20,510,000	20,492,511
Capital Trust Ltd. Series 2004-1:
Class A2, 5.8% 7/20/39 (b)(d)	2,968,000	2,972,754
Class B, 6.1% 7/20/39 (b)(d)	1,550,000	1,561,763
Class C, 6.45% 7/20/39 (b)(d)	1,994,000	2,007,420
Carrington Mortgage Loan Trust:
Series 2005-FRE1 Class A2, 5.53% 12/25/35 (d)	14,628,295	14,630,426
Series 2006-FRE1:
Class M7, 6.3% 7/25/36 (d)	3,308,000	3,294,865
Class M9, 7.25% 7/25/36 (d)	2,112,000	2,091,906
Series 2006-NC2:
Class M6, 5.79% 6/25/36 (d)	9,000,000	8,964,068
Class M7, 6.2% 6/25/36 (d)	2,500,000	2,490,270
Series 2006-RFC1:
Class M7, 6.21% 5/25/36 (d)	2,275,000	2,268,429
Class M8, 6.4% 5/25/36 (d)	1,485,000	1,471,390
Class M9, 7.22% 5/25/36 (d)	1,095,000	1,084,196
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 6.865% 1/25/32 (d)	654,928	655,438
Series 2002-HE2 Class M1, 6.4% 1/25/33 (d)	8,247,914	8,251,149
Series 2003-HE1 Class M1, 6.7% 8/25/33 (d)	1,907,142	1,908,346
Series 2003-HE3 Class M1, 6.05% 11/25/33 (d)	1,971,336	1,980,340
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 5.53% 5/20/17 (b)(d)	4,649,565	4,643,014
Chase Credit Card Owner Trust:
Series 2003-6 Class C, 6.15% 2/15/11 (d)	16,400,000	16,573,527
Series 2004-1 Class B, 5.55% 5/15/09 (d)	4,105,000	4,105,601
Chase Issuance Trust:
Series 2004-C3 Class C3, 5.82% 6/15/12 (d)	3,650,000	3,668,516
Series 2006-C3 Class C3, 5.58% 6/15/11 (d)	17,435,000	17,440,304
CIT Equipment Collateral Trust:
Series 2005-VT1 Class D, 4.51% 11/20/12	1,967,298	1,949,124
Asset-Backed Securities - continued
	Principal Amount	Value
CIT Equipment Collateral Trust: - continued
Series 2006-VT2:
Class A2, 5.19% 1/20/09	$ 25,710,000	$ 25,682,393
Class B, 5.24% 4/20/14	3,582,944	3,577,815
Class C, 5.29% 4/20/14	3,906,693	3,902,333
Class D, 5.46% 4/20/14	10,516,572	10,471,950
Citibank Credit Card Issuance Trust:
Series 2002-B1 Class B1, 5.6956% 6/25/09 (d)	9,010,000	9,027,122
Series 2002-C1 Class C1, 6.36% 2/9/09 (d)	32,500,000	32,527,651
Series 2003-C1 Class C1, 6.4681% 4/7/10 (d)	17,785,000	17,996,231
Series 2006-C4 Class C4, 5.57% 1/9/12 (d)	39,960,000	39,960,000
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 5.76% 12/25/33 (b)(d)	4,733,050	4,738,966
Series 2006-AMC1:
Class A2B, 5.51% 9/25/36 (d)	11,245,000	11,245,139
Class M7, 6.17% 9/25/36 (d)	4,445,000	4,423,114
Series 2006-NC2 Class A2B, 5.51% 9/25/36 (d)	27,500,000	27,500,333
Series 2006-WFH3 Class M7, 5.5% 11/25/36 (d)	6,445,000	6,445,076
Series 2006-WFHE3, Class A3, 5.5% 10/25/36 (d)	16,085,000	16,085,195
Citigroup Mortgage Loan Trust, Inc. Series 2006-WFH2 Class A2A, 5.5% 8/25/36 (d)	12,730,000	12,733,292
CNH Wholesale Master Note Trust:
Series 2005-1:
Class A, 5.46% 6/15/11 (d)	18,000,000	18,013,901
Class B, 5.75% 6/15/11 (d)	2,280,000	2,284,677
Series 2006-1A:
Class A, 5.41% 7/15/12 (b)(d)	9,000,000	9,009,846
Class B, 5.63% 7/15/12 (b)(d)	9,000,000	9,023,904
College Loan Corp. Trust I Series 2006-1 Class A7B, 5.3869% 4/25/46 (b)(d)	28,405,000	28,407,556
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (b)	7,035,849	6,863,505
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 5.78% 5/25/33 (d)	683,732	684,263
Series 2003-BC1 Class M2, 7.32% 9/25/32 (d)	2,484,363	2,492,749
Series 2003-SD3 Class A1, 5.77% 12/25/32 (b)(d)	140,695	141,142
Series 2004-14 Class M1, 5.86% 6/25/35 (d)	13,520,000	13,621,232
Series 2004-2 Class M1, 5.85% 5/25/34 (d)	7,650,000	7,675,989
Series 2004-3:
Class 3A4, 5.6% 8/25/34 (d)	138,039	138,279
Class M1, 5.85% 6/25/34 (d)	1,475,000	1,481,429
Class M4, 6.32% 4/25/34 (d)	4,000,000	4,015,817
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2004-4:
Class A, 5.72% 8/25/34 (d)	$ 558,356	$ 559,096
Class M2, 5.88% 6/25/34 (d)	6,885,000	6,916,456
Series 2005-1:
Class 1AV2, 5.55% 7/25/35 (d)	6,141,204	6,143,247
Class M1, 5.77% 8/25/35 (d)	3,525,000	3,535,626
Class MV1, 5.75% 7/25/35 (d)	3,135,000	3,145,274
Class MV2, 5.79% 7/25/35 (d)	3,765,000	3,779,952
Series 2005-AB1 Class A2, 5.56% 8/25/35 (d)	15,178,596	15,193,720
Series 2005-BC1 Class 2A2, 5.55% 5/25/35 (d)	1,613,104	1,613,334
CPS Auto Receivables Trust:
Series 2006-B Class A2, 5.71% 6/15/16 (b)	5,999,985	6,013,110
Series 2006-C Class A2, 5.31% 3/15/10 (b)	16,954,964	16,954,173
Series 2006-D Class A2, 5.318% 8/15/10 (b)	19,390,000	19,386,971
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-6 Class M3, 7.3% 2/25/34 (d)	1,655,000	1,671,087
Credit Suisse Home Equity Asset Trust Series 2006-5N Class A, 5.5% 11/27/36 (b)	9,762,485	9,612,953
Credit-Based Asset Backed Servicing and Securitization Mortgage Loan Certificates Series 2006-SC1 Class A, 5.62% 5/25/36 (b)(d)	8,470,265	8,472,298
DaimlerChrysler Auto Trust Series 2006-D Class A2, 5.19% 8/8/09	20,000,000	19,982,800
DaimlerChrysler Master Owner Trust Series 2006-A, 5.38% 11/15/11 (d)	25,700,000	25,700,000
Discover Card Master Trust I:
Series 2003-4 Class B1, 5.68% 5/16/11 (d)	8,155,000	8,195,574
Series 2005-1 Class B, 5.5% 9/16/10 (d)	12,750,000	12,773,329
Series 2005-3 Class B, 5.54% 5/15/11 (d)	18,000,000	18,030,994
Series 2006-1 Class B1, 5.5% 8/16/11 (d)	14,629,000	14,648,740
Series 2006-2 Class B1, 5.47% 1/17/12 (d)	18,000,000	17,970,892
Drive Auto Receivables Trust Series 2006-1 Class A2, 5.49% 8/17/09 (b)	5,625,000	5,627,459
DriveTime Auto Owner Trust:
Series 2006-A Class A2, 5.422% 10/15/09 (b)	4,224,685	4,220,724
Series 2006-B Class A2, 5.32% 3/15/10 (b)	25,085,000	25,085,000
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5 Class AB3, 5.5275% 5/28/35 (d)	267,638	268,266
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 6.8% 8/25/34 (d)	2,000,000	2,001,273
Series 2005-2 Class 2A1, 5.47% 12/25/35 (d)	4,249,786	4,250,125
Series 2006-3:
Class 2A3, 5.48% 11/25/36 (d)	50,960,000	50,960,606
Asset-Backed Securities - continued
	Principal Amount	Value
Fieldstone Mortgage Investment Corp.: - continued
Series 2006-3:
Class M1, 5.58% 11/25/36 (d)	$ 33,925,000	$ 33,937,155
First Franklin Mortgage Loan Trust:
Series 2003-FFH1 Class M1, 6.05% 9/25/33 (d)	4,265,622	4,281,962
Series 2004-FF2:
Class M3, 5.9% 3/25/34 (d)	400,000	400,552
Class M4, 6.25% 3/25/34 (d)	300,000	300,925
Series 2004-FF8 Class M3, 6.3% 10/25/34 (d)	16,620,000	16,860,575
Series 2006-FF13:
Class M7, 6.07% 10/25/36 (d)	11,342,000	11,342,000
Class M8, 6.27% 10/25/36 (d)	4,935,000	4,830,872
Series 2006-FF14:
Class A5, 5.48% 10/25/36 (d)	9,350,000	9,350,102
Class M1, 5.58% 10/25/36 (d)	8,319,000	8,321,575
Series 2006-FF15 Class M1, 5.56% 11/25/36 (d)	24,855,000	24,862,909
Series 2006-FF18 Class M1, 5.5688% 12/25/37 (d)	13,887,000	13,887,000
Series 2006-FF6 Class M1, 5.64% 4/25/36 (d)	6,965,000	6,965,068
Series 2006-FF7 Class M1, 5.6% 5/25/36 (d)	7,000,000	7,003,964
Ford Credit Auto Owner Trust Series 2006-C Class A2A, 5.29% 12/15/09	51,330,000	51,330,400
Ford Credit Floorplan Master Owner Trust:
Series 2005-1:
Class A, 5.5% 5/15/10 (d)	14,365,000	14,369,677
Class B, 5.79% 5/15/10 (d)	8,020,000	8,033,356
Series 2006-3:
Class A, 5.53% 6/15/11 (d)	7,340,000	7,346,304
Class B, 5.8% 6/15/11 (d)	12,520,000	12,531,820
Fosse Master Issuer PLC Series 2006-1A Class A1, 5.3763% 10/18/31 (b)(d)	11,140,000	11,140,000
Franklin Auto Trust Series 2006-1 Class A2, 5.2% 10/20/09	17,650,000	17,633,845
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 5.8% 2/25/34 (d)	467,888	468,216
Class M2, 5.85% 2/25/34 (d)	800,000	800,690
Series 2004-B Class M1, 5.93% 5/25/34 (d)	1,695,000	1,704,676
Series 2004-C Class 2A2, 5.9% 8/25/34 (d)	1,042,150	1,042,607
Series 2005-A:
Class 2A2, 5.59% 2/25/35 (d)	2,795,113	2,796,698
Class M1, 5.78% 1/25/35 (d)	1,603,000	1,613,556
Class M2, 5.81% 1/25/35 (d)	2,325,000	2,336,399
Class M3, 5.84% 1/25/35 (d)	1,250,000	1,257,928
Class M4, 6.03% 1/25/35 (d)	925,000	933,456
Asset-Backed Securities - continued
	Principal Amount	Value
Fremont Home Loan Trust: - continued
Series 2006-A:
Class M3, 5.73% 5/25/36 (d)	$ 3,545,000	$ 3,546,256
Class M4, 5.75% 5/25/36 (d)	5,315,000	5,318,690
Class M5, 5.85% 5/25/36 (d)	2,847,000	2,841,237
Series 2006-B:
Class M4, 5.68% 8/25/36 (d)	6,000,000	6,004,562
Class M9, 7.22% 8/25/36 (d)	2,000,000	1,972,985
Series 2006-D Class M1, 5.55% 11/25/36 (d)	17,340,000	17,340,000
Series 2006-E Class M1, 5.58% 1/25/37 (d)	28,410,000	28,410,000
GE Business Loan Trust Series 2003-1 Class A, 5.78% 4/15/31 (b)(d)	3,708,933	3,722,915
GE Capital Credit Card Master Note Trust:
Series 2005-2:
Class A, 5.36% 6/15/11 (d)	30,000,000	30,009,786
Class B, 5.55% 6/15/11 (d)	6,475,000	6,483,194
Series 2006-1:
Class B, 5.46% 9/17/12 (d)	5,535,000	5,539,790
Class C, 5.59% 9/17/12 (d)	4,305,000	4,308,717
GE Equipment Midticket LLC Series 2006-1 Class A2, 5.1% 5/15/09	21,950,000	21,948,578
GE-WMC Mortgage Securities, LLC Series 2006-1 Class A2B, 5.47% 8/25/36 (d)	20,000,000	20,005,130
Gracechurch Card Funding PLC:
Series 11 Class C, 5.63% 11/15/10 (d)	20,510,000	20,509,795
Series 6 Class B, 5.54% 2/17/09 (d)	1,030,000	1,030,161
Series 8 Class C, 5.68% 6/15/10 (d)	18,450,000	18,449,816
Series 9:
Class B, 5.5% 9/15/10 (d)	3,560,000	3,559,964
Class C, 5.63% 9/15/10 (d)	13,000,000	13,012,740
GSAMP Trust:
Series 2002-HE Class M1, 7.225% 11/20/32 (d)	2,841,525	2,844,908
Series 2002-NC1 Class A2, 5.67% 7/25/32 (d)	54,777	55,537
Series 2003-FM1 Class M1, 6.58% 3/20/33 (d)	12,735,683	12,745,055
Series 2004-FM1:
Class M1, 6% 11/25/33 (d)	2,476,297	2,476,338
Class M2, 6.75% 11/25/33 (d)	1,974,060	1,980,771
Series 2004-FM2:
Class M1, 5.85% 1/25/34 (d)	3,495,567	3,495,623
Class M2, 6.45% 1/25/34 (d)	832,042	832,055
Class M3, 6.65% 1/25/34 (d)	351,829	351,835
Series 2004-HE1:
Class M1, 5.9% 5/25/34 (d)	4,045,000	4,045,053
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Series 2004-HE1:
Class M2, 6.5% 5/25/34 (d)	$ 1,750,000	$ 1,764,779
Series 2005-9 Class 2A1, 5.47% 8/25/35 (d)	5,549,800	5,546,691
Series 2005-HE2 Class M, 5.78% 3/25/35 (d)	8,780,000	8,821,483
Series 2005-MTR1 Class A1, 5.49% 10/25/35 (d)	8,490,140	8,490,140
Series 2005-NC1 Class M1, 5.8% 2/25/35 (d)	9,010,000	9,057,086
Series 2006-FM1:
Class A2C, 5.51% 4/25/36 (d)	7,500,000	7,505,920
Class M1, 5.65% 4/25/36 (d)	9,646,000	9,649,712
Class M3, 5.7% 4/25/36 (d)	2,534,000	2,534,871
Class M5, 5.81% 4/25/36 (d)	3,500,000	3,501,155
Series 2006-FM2 Class M1, 5.58% 9/25/36 (d)	13,470,000	13,470,147
Series 2006-FM3 Class ABS, 5.55% 11/25/36 (d)	34,491,000	34,460,096
Series 2006-HE3 Class M2, 5.62% 5/25/36 (d)	10,800,000	10,804,116
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 6.43% 5/25/30 (b)(d)	14,441,020	14,441,020
Series 2006-3:
Class B, 5.75% 9/25/46 (b)(d)	4,250,000	4,250,000
Class C, 5.9% 9/25/46 (b)(d)	10,500,000	10,500,000
Holmes Master Issuer PLC Series 2006-1A:
Class 1B, 4.3375% 7/15/40 (b)(d)	14,275,000	14,290,614
Class 1C, 5.8375% 7/15/40 (b)(d)	8,080,000	8,077,791
Class 2A, 5.4038% 7/15/21 (b)(d)	14,275,000	14,275,000
Class 2B, 5.4638% 7/15/40 (b)(d)	10,280,000	10,280,000
Class 2C, 5.7338% 7/15/40 (b)(d)	4,190,000	4,190,000
Class 2M, 5.5338% 7/15/40 (b)(d)	8,570,000	8,570,000
Home Equity Asset Trust:
Series 2002-2 Class M1, 6.55% 6/25/32 (d)	9,660,686	9,666,967
Series 2002-3 Class A5, 6.23% 2/25/33 (d)	2,763	2,763
Series 2002-5 Class M1, 7.05% 5/25/33 (d)	11,435,329	11,446,381
Series 2003-1 Class M1, 6.35% 6/25/33 (d)	6,529,228	6,534,321
Series 2003-2 Class M1, 6.23% 8/25/33 (d)	1,861,177	1,862,465
Series 2003-3 Class M1, 6.21% 8/25/33 (d)	7,951,067	7,960,386
Series 2003-4 Class M1, 6.15% 10/25/33 (d)	1,940,553	1,943,793
Series 2003-5:
Class A2, 5.7% 12/25/33 (d)	226,466	226,723
Class M1, 6.05% 12/25/33 (d)	3,175,000	3,181,077
Class M2, 7.08% 12/25/33 (d)	3,235,000	3,250,944
Series 2003-7 Class A2, 5.73% 3/25/34 (d)	11,398	11,420
Series 2003-8 Class M1, 6.07% 4/25/34 (d)	3,389,558	3,404,489
Series 2004-1 Class M1, 5.98% 6/25/34 (d)	10,115,000	10,255,544
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2004-3:
Class M1, 5.92% 8/25/34 (d)	$ 2,015,000	$ 2,020,669
Class M2, 6.55% 8/25/34 (d)	2,200,000	2,221,490
Series 2004-4 Class A2, 5.67% 10/25/34 (d)	833,166	833,574
Series 2004-6 Class A2, 5.7% 12/25/34 (d)	1,419,331	1,420,714
Series 2004-7 Class A3, 5.74% 1/25/35 (d)	1,654,217	1,661,539
Series 2005-1:
Class M1, 5.78% 5/25/35 (d)	9,705,000	9,744,834
Class M2, 5.8% 5/25/35 (d)	5,780,000	5,801,680
Class M3, 5.85% 5/25/35 (d)	5,845,000	5,870,304
Series 2005-2:
Class 2A2, 5.55% 7/25/35 (d)	10,417,875	10,423,422
Class M1, 5.8% 7/25/35 (d)	10,085,000	10,121,913
Series 2005-3 Class M1, 5.76% 8/25/35 (d)	9,450,000	9,484,688
Series 2005-5 Class 2A2, 5.6% 11/25/35 (d)	15,000,000	15,035,292
Series 2006-7:
Class 2A3, 5.47% 1/25/37 (d)	20,000,000	20,000,242
Class B1, 7.0223% 1/25/37 (d)	3,450,000	3,247,934
Class M4, 5.7% 1/25/37 (d)	6,740,000	6,742,548
Class M7, 6.1% 1/25/37 (d)	3,450,000	3,431,520
Series 2006-8:
Class 2A3, 5.51% 3/25/37 (d)	16,280,000	16,267,595
Class M1, 5.59% 3/25/37 (d)	10,510,000	10,493,352
Household Home Equity Loan Trust Series 2004-1 Class M, 5.87% 9/20/33 (d)	1,221,170	1,226,619
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 5.9% 1/18/11 (d)	8,850,000	8,853,671
Series 2002-2:
Class A, 5.52% 1/18/11 (d)	9,000,000	9,002,229
Class B, 5.9% 1/18/11 (d)	14,275,000	14,287,502
HSBC Automotive Trust:
Series 2006-2 Class A2, 5.61% 6/17/09	13,500,000	13,519,973
Series 2006-3 Class A2, 5.38% 12/17/09	9,395,000	9,402,468
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 5.49% 6/15/12 (d)	15,473,000	15,486,384
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 5.81% 1/20/35 (d)	1,613,726	1,617,381
Class M2, 5.84% 1/20/35 (d)	1,208,418	1,212,700
Series 2005-3:
Class A1, 5.58% 1/20/35 (d)	4,143,107	4,147,232
Class M1, 5.74% 1/20/35 (d)	2,423,717	2,428,345
Asset-Backed Securities - continued
	Principal Amount	Value
HSBC Home Equity Loan Trust: - continued
Series 2006-2:
Class M1, 5.59% 3/20/36 (d)	$ 6,532,407	$ 6,534,260
Class M2, 5.61% 3/20/36 (d)	10,803,429	10,806,493
Series 2006-3 Class A1V, 5.43% 3/20/36 (d)	30,534,105	30,534,105
HSI Asset Securitization Corp. Trust:
Series 2006-HE1:
Class 2A3, 5.48% 10/25/36 (d)	14,545,000	14,549,563
Class M1, 5.57% 10/25/36 (d)	14,815,000	14,815,163
Series 2006-HE2 Class M1, 5.59% 12/25/36 (d)	15,602,000	15,602,000
Series 2006-WMC1:
Class A3, 5.47% 7/25/36 (d)	12,725,000	12,736,038
Class M-3, 5.64% 7/25/36 (d)	8,892,000	8,917,488
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 5.6% 6/25/35 (d)	1,960,871	1,961,787
Class M1, 5.82% 6/25/35 (d)	4,100,000	4,115,438
John Deere Owner Trust Series 2006-A Class A2, 5.41% 11/17/08	14,230,000	14,231,975
JPMorgan Mortgage Acquisition Trust:
Series 2006-CH1:
Class A4, 5.46% 1/25/35 (d)	10,175,000	10,175,122
Class M1, 5.54% 5/25/36 (d)	4,742,000	4,743,630
Series 2006-HE3:
Class A4, 5.51% 11/25/36 (d)	17,520,000	17,418,910
Class M1, 5.6% 11/25/36 (d)	14,055,000	14,055,136
Series 2006-WMC4 Class A4, 5.5% 11/25/36 (d)	12,000,000	11,988,480
Keycorp Student Loan Trust:
Series 1999-A Class A2, 5.6978% 12/27/09 (d)	10,832,585	10,863,673
Series 2006-A Class 2A1, 5.4% 9/27/21 (d)	14,610,000	14,610,000
Long Beach Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (b)	10,556,553	10,553,254
Long Beach Auto Receivables Trust Series 2006-B Class A2, 5.34% 11/15/09	14,755,000	14,757,330
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 6.17% 6/25/33 (d)	18,041,302	18,047,270
Series 2003-3 Class M1, 6.1% 7/25/33 (d)	7,711,118	7,739,554
Series 2004-2:
Class M1, 5.88% 6/25/34 (d)	4,275,000	4,290,791
Class M2, 6.43% 6/25/34 (d)	1,400,000	1,408,691
Series 2005-2 Class 2A2, 5.53% 4/25/35 (d)	4,206,566	4,207,254
Series 2006-6:
Class 2A3, 5.47% 7/25/36 (d)	12,915,000	12,921,535
Class M4, 5.68% 7/25/36 (d)	3,825,000	3,827,774
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust: - continued
Series 2006-6:
Class M5, 5.71% 7/25/36 (d)	$ 2,390,000	$ 2,390,870
Class M6, 5.77% 7/25/36 (d)	2,390,000	2,378,262
Class M7, 6.22% 7/25/36 (d)	4,000,000	3,980,604
Series 2006-9:
Class 2A3, 5.48% 11/25/36 (d)	20,110,000	20,115,850
Class M4, 5.69% 11/25/36 (d)	4,170,000	4,170,036
Class M5, 5.72% 11/25/36 (d)	8,052,000	8,052,069
Class M6, 5.77% 11/25/36 (d)	5,591,000	5,596,242
Class M7, 6.12% 11/25/36 (d)	3,796,000	3,796,000
Master Asset Backed Securities Trust:
Series 2003-NC1 Class M2, 7.2% 4/25/33 (d)	1,077,214	1,083,173
Series 2004-FRE1 Class M1, 5.9% 7/25/34 (d)	2,173,914	2,177,403
MASTR Asset Backed Securities Trust:
Series 2006-AM3:
Class A3, 5.52% 10/25/36 (d)	13,660,000	13,663,838
Class M1, 5.58% 10/25/36 (d)	3,090,000	3,090,032
Series 2006-NC2 Class M7, 6.07% 9/25/36 (d)	4,790,000	4,766,051
MBNA Credit Card Master Note Trust:
Series 2002-B2 Class B2, 5.73% 10/15/09 (d)	20,000,000	20,024,516
Series 2002-B4 Class B4, 5.85% 3/15/10 (d)	14,800,000	14,849,442
Series 2003-B1 Class B1, 5.79% 7/15/10 (d)	13,490,000	13,549,059
Series 2003-B2 Class B2, 5.74% 10/15/10 (d)	1,530,000	1,537,074
Series 2003-B3 Class B3, 5.725% 1/18/11 (d)	1,130,000	1,134,797
Series 2003-B5 Class B5, 5.72% 2/15/11 (d)	705,000	708,785
Series 2005-C3 Class C, 5.62% 3/15/11 (d)	22,170,000	22,225,288
MBNA Master Credit Card Trust II Series 1998-E Class B, 5.7038% 9/15/10 (d)	7,800,000	7,827,407
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.85% 7/25/34 (d)	2,012,239	2,014,212
Class M2, 5.9% 7/25/34 (d)	375,000	375,495
Merrill Lynch Mortgage Investment Trust Series 2006-HE3 Class A2, 5.44% 6/25/37 (d)	7,500,000	7,499,968
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-HE1 Class M1, 6.05% 7/25/34 (d)	2,321,000	2,338,094
Series 2003-OPT1 Class M1, 6% 7/25/34 (d)	1,565,000	1,572,229
Series 2006-OPT1 Class A1A, 5.61% 6/25/35 (d)	21,325,596	21,401,379
Morgan Stanley ABS Capital I, Inc.:
Series 2003-NC7 Class M1, 6.05% 6/25/33 (d)	1,738,438	1,740,425
Series 2003-NC8 Class M1, 6.05% 9/25/33 (d)	2,349,846	2,354,916
Series 2004-HE6 Class A2, 5.69% 8/25/34 (d)	1,481,770	1,485,309
Series 2004-NC2 Class M1, 5.9% 12/25/33 (d)	2,406,103	2,417,860
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2004-NC6 Class A2, 5.69% 7/25/34 (d)	$ 281,944	$ 282,069
Series 2005-1 Class M2, 5.82% 12/25/34 (d)	4,425,000	4,447,456
Series 2005-HE1:
Class A3B, 5.57% 12/25/34 (d)	151,414	151,467
Class M1, 5.8% 12/25/34 (d)	1,100,000	1,107,578
Class M2, 5.82% 12/25/34 (d)	2,970,000	2,986,587
Series 2005-HE2:
Class M1, 5.75% 1/25/35 (d)	2,665,000	2,682,286
Class M2, 5.79% 1/25/35 (d)	1,900,000	1,907,704
Series 2005-NC1:
Class M1, 5.79% 1/25/35 (d)	2,425,000	2,439,862
Class M2, 5.82% 1/25/35 (d)	2,425,000	2,432,430
Class M3, 5.86% 1/25/35 (d)	2,425,000	2,440,973
Series 2005-NC2 Class B1, 6.52% 3/25/35 (d)	3,000,000	3,012,843
Series 2006-HE3:
Class B1, 6.25% 4/25/36 (d)	2,900,000	2,883,710
Class B3, 7.25% 4/25/36 (d)	6,450,000	6,361,140
Series 2006-HE4:
Class M1, 5.63% 6/25/36 (d)	3,560,000	3,562,804
Class M2:
5.65% 6/25/36 (d)	6,230,000	6,237,234
5.66% 6/25/36 (d)	4,450,000	4,451,735
Class M4, 5.7% 6/25/36 (d)	1,780,000	1,780,691
Series 2006-HE5:
Class AC2, 5.49% 8/25/36 (d)	8,510,000	8,515,124
Class B1, 6.32% 8/25/36 (d)	17,690,000	17,572,163
Class B3, 7.3% 8/25/36 (d)	4,085,000	4,022,991
Series 2006-NC4:
Class A2D, 5.59% 6/25/36 (d)	8,865,000	8,879,438
Class M2, 5.65% 6/25/36 (d)	3,000,000	3,003,564
Class M3, 5.66% 6/25/36 (d)	1,000,000	1,000,787
Class M4, 5.7% 6/25/36 (d)	2,000,000	2,001,568
Class M5, 5.72% 6/25/36 (d)	2,000,000	2,001,563
Class M6, 5.8% 6/25/36 (d)	1,000,000	993,885
Series 2006-NC5 Class A2C, 5.47% 10/25/36 (d)	7,965,000	7,964,967
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1 Class M1, 6.625% 2/25/32 (d)	684,216	696,934
Series 2001-NC4 Class M1, 6.85% 1/25/32 (d)	1,183,098	1,184,177
Series 2002-AM3 Class A3, 5.84% 2/25/33 (d)	705,709	706,583
Series 2002-HE1 Class M1, 6.25% 7/25/32 (d)	5,851,110	5,909,740
Series 2002-HE2 Class M1, 6.4% 8/25/32 (d)	9,265,404	9,269,316
Series 2002-NC3 Class A3, 5.69% 8/25/32 (d)	147,864	147,909
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley Dean Witter Capital I Trust: -continued
Series 2002-OP1 Class M1, 6.475% 9/25/32 (d)	$ 3,504,310	$ 3,506,399
Series 2003-NC1 Class M1, 6.4% 11/25/32 (d)	2,391,382	2,393,585
Morgan Stanley Home Equity Loans Trust Series 2006-3:
Class M1, 5.64% 4/25/36 (d)	4,000,000	4,001,618
Class M4, 5.73% 4/25/36 (d)	6,000,000	5,997,730
Class M5, 5.76% 4/25/36 (d)	2,000,000	1,998,474
National Collegiate Student Loan Trust:
Series 2006-3 Class A1, 5.38% 9/25/19 (d)	25,000,000	25,003,483
Series 2006-4 Class A1, 5.35% 3/25/25 (d)	18,260,000	18,255,435
Navistar Financial Dealer Note Master Trust Series 2005-1 Class A, 5.46% 2/25/13 (d)	18,350,000	18,309,177
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 6.07% 1/25/34 (d)	8,364,478	8,410,471
Series 2005-1:
Class M1, 5.8% 3/25/35 (d)	4,395,000	4,413,268
Class M2, 5.83% 3/25/35 (d)	4,395,000	4,415,856
Class M3, 5.87% 3/25/35 (d)	2,120,000	2,134,665
Series 2005-4 Class M2, 5.86% 9/25/35 (d)	9,815,000	9,865,946
Series 2005-D Class M2, 5.82% 2/25/36 (d)	2,045,000	2,054,992
Nissan Auto Lease Trust:
Series 2004-A Class A4A, 5.42% 6/15/10 (d)	7,479,404	7,482,499
Series 2005-A Class A4, 5.4% 8/15/11 (d)	17,595,000	17,601,311
Series 2006-A Class A2, 5.23% 6/15/09	40,325,000	40,285,586
Nomura Home Equity Loan, Inc. Series 2006-HE3:
Class M7, 6.12% 7/25/36 (d)	4,553,000	4,532,646
Class M8, 6.27% 7/25/36 (d)	3,193,000	3,158,338
Class M9, 7.17% 7/25/36 (d)	4,611,000	4,557,785
Nomura Home Equity Loan, Inc. Trust Series 2006-HE2 Class A2, 5.47% 3/25/36 (d)	7,500,000	7,499,968
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.8% 6/25/34 (d)	1,450,000	1,457,949
Class M4, 6.325% 6/25/34 (d)	2,435,000	2,447,750
NovaStar Mortgage Funding Trust Series 2006-2 Class M1, 5.62% 6/25/36 (d)	9,100,000	9,105,858
Ocala Funding LLC:
Series 2005-1A Class A, 6.85% 3/20/10 (b)(d)	3,675,000	3,675,000
Series 2006-1A Class A, 6.75% 3/20/11 (b)(d)	8,090,000	8,090,000
Option One Mortgage Loan Trust Series 2004-3 Class M3, 6% 11/25/34 (d)	2,365,000	2,372,693
Ownit Mortgage Loan Asset-Backed Certificates:
Series 2005-3 Class A2A, 5.47% 6/25/36 (d)	4,204,746	4,205,170
Series 2005-4 Class A2A1, 5.47% 8/25/36 (d)	7,040,802	7,041,957
Asset-Backed Securities - continued
	Principal Amount	Value
Ownit Mortgage Loan Trust:
Series 2006-5 Class AC2, 5.47% 7/25/37 (d)	$ 5,000,000	$ 5,002,933
Series 2006-7:
Class A2C, 5.48% 10/25/37 (d)	12,205,000	12,208,858
Class M1, 5.57% 10/25/37 (d)	5,960,000	5,960,064
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 5.98% 9/25/34 (d)	3,745,000	3,788,908
Class M2, 6.03% 9/25/34 (d)	1,755,000	1,769,690
Class M3, 6.6% 9/25/34 (d)	3,355,000	3,390,110
Class M4, 6.8% 9/25/34 (d)	4,700,000	4,747,268
Series 2004-WCW2:
Class A2, 5.73% 10/25/34 (d)	707,662	708,001
Class M3, 5.9% 7/25/35 (d)	2,755,000	2,768,798
Series 2004-WHQ2 Class M1, 5.94% 2/25/35 (d)	8,000,000	8,048,610
Series 2004-WWF1:
Class M2, 6.03% 2/25/35 (d)	11,060,000	11,152,852
Class M3, 6.09% 2/25/35 (d)	1,370,000	1,384,835
Series 2005-WCH1:
Class A3B, 5.57% 1/25/35 (d)	1,019,979	1,020,630
Class M2, 5.87% 1/25/35 (d)	4,175,000	4,197,771
Class M3, 5.91% 1/25/35 (d)	3,290,000	3,314,563
Class M4, 6.18% 1/25/35 (d)	5,750,000	5,793,548
Class M5, 6.23% 1/25/35 (d)	7,095,000	7,161,911
Series 2005-WHQ2:
Class M7, 6.6% 5/25/35 (d)	12,030,000	12,082,850
Class M9, 7.23% 5/25/35 (d)	3,475,000	3,461,494
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1:
Class M4, 5.68% 9/25/36 (d)	10,020,000	10,023,638
Class M5, 5.71% 9/25/36 (d)	4,995,000	4,996,791
Permanent Master Issuer PLC Series 2006-1:
Class 1C, 5.573% 7/17/42 (d)	6,835,000	6,834,733
Class 2C, 5.7744% 7/17/42 (d)	25,200,000	25,199,015
Pinnacle Capital Asset Trust Series 2006-A Class A2, 5.37% 1/26/09 (b)	19,045,000	19,046,432
Providian Master Note Trust:
Series 2005-2 Class C2, 5.85% 11/15/12 (b)(d)	21,450,000	21,508,130
Series 2006-C1A Class C1, 5.9% 3/16/15 (b)(d)	12,585,000	12,585,000
Residential Asset Mortgage Products, Inc.:
Series 2003-RS9:
Class MII1, 6.01% 10/25/33 (d)	3,695,405	3,711,327
Class MII2, 7.15% 10/25/33 (d)	1,622,000	1,643,354
Asset-Backed Securities - continued
	Principal Amount	Value
Residential Asset Mortgage Products, Inc.: - continued
Series 2004-RS10 Class MII2, 6.6% 10/25/34 (d)	$ 5,500,000	$ 5,602,277
Series 2005-SP2 Class 1A1, 5.5% 5/25/44 (d)	4,455,573	4,456,442
Residential Asset Securities Corp.:
Series 2005-KS7 Class A1, 5.45% 8/25/35 (d)	976,581	976,651
Series 2006-EMX8 Class 1A2, 5.44% 10/25/36 (d)	12,545,000	12,545,968
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 5.75% 4/25/33 (d)	35,133	35,181
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 5.88% 3/25/35 (d)	4,415,000	4,417,295
Series 2004-2 Class MV1, 5.93% 8/25/35 (d)	4,495,000	4,501,417
Series 2005-1 Class A2B, 5.57% 5/25/35 (d)	8,364,956	8,369,222
Securitized Asset Backed Receivables LLC Trust:
Series 2004-NC1, Class M1, 5.87% 2/25/34 (d)	2,910,000	2,917,727
Series 2006-NC1:
Class A2, 5.51% 3/25/36 (d)	10,000,000	10,006,306
Class M1, 5.65% 3/25/36 (d)	10,000,000	10,012,097
Series 2006-WM4, Class M1, 5.59% 11/25/36 (d)	14,180,000	14,180,000
SG Mortgage Securities Trust Series 2006-OPT2 Class M1, 5.59% 10/25/36 (d)	10,905,000	10,905,000
SLM Student Loan Trust Series 2006-10 Class A2, 5.385% 10/25/17 (d)	36,660,000	36,660,733
Soundview Home Equity Loan Trust:
Series 2006-EQ1:
Class M2, 5.64% 9/25/36 (d)	6,015,000	6,015,000
Class M4, 5.69% 9/25/36 (d)	9,030,000	9,024,356
Class M7, 6.12% 9/25/36 (d)	3,090,000	3,090,000
Series 2006-EQ2 Class M1, 5.576% 1/25/37 (d)	14,835,000	14,835,000
Series 2006-NLC1 Class M1, 5.57% 11/25/36 (b)(d)	7,085,000	7,085,000
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 5.53% 8/15/11 (b)(d)	10,755,000	10,752,311
Class C, 5.73% 8/15/11 (b)(d)	4,905,000	4,903,774
Specialty Underwriting & Residential Finance:
Series 2003-BC3 Class M2, 6.95% 8/25/34 (d)	3,640,000	3,667,557
Series 2003-BC4 Class M1, 5.95% 11/25/34 (d)	1,810,000	1,818,039
Series 2006-BC5 Class M1, 5.59% 11/25/37 (d)	3,335,000	3,335,000
Structured Asset Corp. Trust Series 2006-BC6:
Class A4, 5.52% 1/25/37 (d)	19,340,000	19,340,000
Class M1, 5.58% 1/25/37 (d)	18,820,000	18,820,000
Structured Asset Investment Loan Trust:
Series 2003-BC9 Class M1, 6.05% 8/25/33 (d)	9,005,000	9,019,660
Series 2004-8 Class M5, 6.5% 9/25/34 (d)	2,395,000	2,417,980
Asset-Backed Securities - continued
	Principal Amount	Value
Structured Asset Investment Loan Trust: - continued
Series 2005-1 Class M4, 6.11% 2/25/35 (b)(d)	$ 3,990,000	$ 4,029,465
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 5.71% 2/25/34 (d)	365,379	367,529
Series 2005-5N Class 3A1A, 5.65% 11/25/35 (d)	11,767,163	11,777,496
Series 2006-BC3:
Class M1, 5.57% 10/25/36 (d)	19,402,000	19,402,208
Class M7, 6.12% 10/25/36 (d)	10,000,000	10,000,000
Series 2006-BC5 Class M1, 5.56% 12/25/36 (d)	15,465,000	15,465,000
Series 2006-OPT1:
Class M1, 5.65% 4/25/36 (d)	5,000,000	5,001,645
Class M2, 5.69% 4/25/36 (d)	4,000,000	3,986,121
Class M3, 5.75% 4/25/36 (d)	6,027,000	6,024,856
Superior Wholesale Inventory Financing Trust Series 2004-A10 Class B, 5.63% 9/15/11 (d)	27,050,000	27,018,265
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.8% 3/15/11 (b)(d)	10,835,000	10,835,000
Superior Wholesale Inventory Financing Trust XII Series 2005-A12:
Class A, 5.53% 6/15/10 (d)	18,990,000	19,052,935
Class C, 6.55% 6/15/10 (d)	6,840,000	6,905,375
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 5.78% 9/25/34 (d)	198,204	199,128
Series 2003-6HE Class A1, 5.82% 11/25/33 (d)	250,816	252,054
Series 2005-14HE Class AF1, 5.49% 8/25/36 (d)	2,541,463	2,541,737
Series 2005-8HE Class A1, 5.47% 7/25/35 (b)(d)	457,042	457,090
Series 2006-9HGA Class A1, 5.43% 10/25/37 (d)	13,652,898	13,650,549
Thornburg Mortgage Securities Trust Series 2006-6 Class A1, 5.43% 12/25/36 (d)	41,967,772	41,967,772
Triad Auto Receivables Owner Trust:
Series 2006-B Class A2, 5.36% 11/12/09	18,461,004	18,461,684
Series 2006-C Class A2, 5.24% 1/12/10	20,620,000	20,628,601
Turquoise Card Backed Securities PLC:
Series 2006-1A Class C, 5.68% 5/16/11 (b)(d)	17,300,000	17,300,000
Series 2006-2:
Class B, 5.47% 10/17/11 (d)	23,555,000	23,555,000
Class C, 5.67% 10/17/11 (d)	22,130,000	22,130,000
UPFC Auto Receivables Trust Series 2006-A Class A2, 5.46% 6/15/09	5,148,536	5,150,694
Wachovia Auto Loan Owner Trust Series 2006-1 Class A2, 5.28% 4/20/10 (b)	24,585,000	24,576,164
WaMu Master Note Trust:
Series 2006-A3A Class A3, 5.38% 9/16/13 (b)(d)	34,760,000	34,760,000
Asset-Backed Securities - continued
	Principal Amount	Value
WaMu Master Note Trust: - continued
Series 2006-C2A Class C2, 5.85% 8/15/15 (b)(d)	$ 14,460,000	$ 14,459,855
Series 2006-C3A Class C3A, 5.73% 10/15/13 (b)(d)	33,700,000	33,699,663
Washington Mutual Asset-Backed Certificates:
Series 2006-HE3:
Class M4, 5.7% 10/25/36 (d)	3,542,000	3,543,357
Class M7, 6.12% 10/25/36 (d)	2,564,000	2,550,094
Series 2006-HE5 Class M1, 5.6% 10/25/36 (d)	16,630,000	16,630,000
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (b)	44,512	44,474
Whinstone Capital Management Ltd. Series 1A Class B3, 6.2769% 10/25/44 (b)(d)	21,136,433	21,136,433
WM Asset Holdings Corp.:
Series 2006-6 Class N1, 6.072% 7/25/46 (b)	3,790,124	3,781,833
Series 2006-7 Class N1, 5.926% 10/25/46 (b)	9,157,935	9,126,798
TOTAL ASSET-BACKED SECURITIES (Cost $4,639,571,148)		4,641,028,326
Collateralized Mortgage Obligations - 16.2%

Private Sponsor - 11.5%
American Home Mortgage Assets Trust floater Series 2006-1 Class 2A1, 5.54% 5/25/46 (d)	10,107,812	10,089,534
American Home Mortgage Investment Trust floater Series 2005-4 Class 1A1, 5.64% 3/25/35 (d)	11,305,781	11,351,480
Arkle Master Issuer PLC floater:
Series 2006-1A:
Class 1C, 5.6166% 2/17/52 (b)(d)	6,275,000	6,274,755
Class 3C, 5.7566% 2/17/52 (b)(d)	3,835,000	3,834,700
Series 2006-2A:
Class 1B, 5.4321% 2/17/52 (b)(d)	5,185,000	5,185,000
Class 1C, 5.5921% 2/17/52 (b)(d)	6,225,000	6,225,000
Class 1M, 5.5021% 2/17/52 (b)(d)	2,590,000	2,590,000
Class 2B, 5.4721% 2/17/52 (b)(d)	16,205,000	16,205,000
Class 2C, 5.7321% 2/17/52 (b)(d)	19,805,000	19,805,000
Class 2M, 5.5521% 2/17/52 (b)(d)	11,020,000	11,020,000
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 5.8819% 4/12/56 (b)(d)	11,365,000	11,366,279
Bear Stearns Adjustable Rate Mortgage Trust floater Series 2005-6 Class 1A1, 5.0938% 8/25/35 (d)	13,021,091	13,046,051
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 5.63% 1/25/35 (d)	12,918,531	12,945,665
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Bear Stearns Alt-A Trust floater: - continued
Series 2005-2 Class 1A1, 5.6% 3/25/35 (d)	$ 8,725,123	$ 8,726,284
Series 2005-5 Class 1A1, 5.57% 7/25/35 (d)	9,684,814	9,682,682
Countrywide Alternative Loan Trust:
floater Series 2006-OA16 Class A1A, 5.42% 9/25/46 (d)	15,533,473	15,532,804
planned amortization class Series 2003-5T2 Class A2, 5.75% 5/25/33 (d)	2,312,871	2,315,613
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 5.75% 2/25/35 (d)	2,607,241	2,610,849
Series 2004-4 Class 5A2, 5.75% 3/25/35 (d)	963,995	964,983
Series 2005-1 Class 5A2, 5.68% 5/25/35 (d)	2,247,600	2,243,773
Series 2005-10:
Class 5A1, 5.61% 1/25/36 (d)	8,837,624	8,856,763
Class 5A2, 5.67% 1/25/36 (d)	3,976,931	3,986,951
Series 2005-2:
Class 6A2, 5.63% 6/25/35 (d)	877,504	879,063
Class 6M2, 5.83% 6/25/35 (d)	10,145,000	10,204,495
Series 2005-3 Class 8A2, 5.59% 7/25/35 (d)	7,821,280	7,838,534
Series 2005-4 Class 7A2, 5.58% 8/25/35 (d)	3,508,971	3,522,145
Series 2005-8 Class 7A2, 5.63% 11/25/35 (d)	5,831,056	5,847,270
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 5.75% 3/25/34 (d)	929,272	930,797
Series 2004-AR3 Class 6A2, 5.72% 4/25/34 (d)	469,523	469,904
Series 2004-AR4 Class 5A2, 5.72% 5/25/34 (d)	536,013	536,690
Series 2004-AR5 Class 11A2, 5.72% 6/25/34 (d)	789,464	789,970
Series 2004-AR6 Class 9A2, 5.72% 10/25/34 (d)	1,100,290	1,102,214
Series 2004-AR7 Class 6A2, 5.73% 8/25/34 (d)	1,716,391	1,720,283
Series 2004-AR8 Class 8A2, 5.73% 9/25/34 (d)	1,003,791	1,005,433
CWALT, Inc. floater Series 2005-56 Class 3A1, 5.61% 11/25/35 (d)	4,027,496	4,039,342
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 5.41% 9/19/36 (d)	15,143,105	15,143,105
First Horizon Mortgage pass thru Trust floater Series 2004-FL1 Class 2A1, 5.67% 12/25/34 (d)	791,433	792,227
Fosse Master Issuer PLC floater:
Series 2006-1 Class B2, 5.53% 10/18/54 (b)(d)	19,660,000	19,660,000
Series 2006-1A:
Class B1, 5.46% 10/18/54 (b)(d)	8,520,000	8,520,000
Class C2, 5.84% 10/18/54 (b)(d)	6,590,000	6,590,000
Class M1, 5.54% 10/18/54 (b)(d)	4,915,000	4,915,000
Class M2, 5.62% 10/18/54 (b)(d)	11,300,000	11,300,000
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Gracechurch Mortgage Financing PLC:
floater Series 2006-1 Class D2, 5.8472% 11/20/56 (b)(d)	$ 32,075,000	$ 32,073,396
Series 2006-1 Class A4, 5.4272% 11/20/56 (b)(d)	53,320,000	53,317,867
Gracechurch Mortgage Funding PLC floater Series 1A:
Class A2B, 5.44% 10/11/41 (b)(d)	36,959,791	36,966,444
Class CB, 5.65% 10/11/41 (b)(d)	2,100,000	2,099,958
Class DB, 5.84% 10/11/41 (b)(d)	8,485,000	8,484,830
Granite Master Issuer PLC:
floater:
Series 2005-1:
Class A3, 5.445% 12/21/24 (d)	49,105,000	49,126,459
Class A4, 5.465% 12/20/54 (d)	68,495,000	68,575,824
Series 2005-2 Class C1, 5.875% 12/20/54 (d)	7,975,000	7,985,368
Series 2005-4:
Class C1, 5.805% 12/20/54 (d)	12,100,000	12,101,891
Class M2, 5.655% 12/20/54 (d)	18,320,000	18,328,588
Series 2006-1A Class C2, 5.975% 12/20/54 (b)(d)	5,800,000	5,799,768
Series 2006-2 Class C1, 5.8438% 12/20/54 (d)	14,715,000	14,726,382
Series 2006-3 Class C2, 5.9114% 12/20/54 (d)	11,600,000	11,599,546
Series 2006-4:
Class B1, 5.46% 12/20/54 (d)	20,680,000	20,679,173
Class C1, 5.75% 12/20/54 (d)	12,645,000	12,644,368
Class M1, 5.54% 12/20/54 (d)	5,445,000	5,444,782
Granite Mortgages PLC floater:
Series 2003-1 Class 1C, 6.8238% 1/20/43 (d)	9,785,000	9,920,033
Series 2003-3 Class 1C, 6.8238% 1/20/44 (d)	4,590,000	4,671,702
Series 2004-3:
Class 1B, 5.55% 9/20/44 (d)	236,903	236,922
Class 1C, 5.98% 9/20/44 (d)	896,848	897,324
Class 1M, 5.66% 9/20/44 (d)	135,373	135,392
Class 2A1, 0% 9/20/44 (d)	12,070,000	12,092,740
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 5.57% 5/19/35 (d)	6,030,270	6,043,785
Holmes Financing No. 10 PLC floater Series 10A:
Class 1C, 5.6438% 7/15/40 (b)(d)	3,745,000	3,744,925
Class 2A, 5.4038% 7/15/40 (b)(d)	9,360,000	9,359,813
Class 2C, 5.7238% 7/15/40 (b)(d)	8,735,000	8,734,825
Holmes Financing No. 8 PLC floater Series 2:
Class A, 5.4538% 4/15/11 (d)	25,000,000	24,999,810
Class B, 5.5438% 7/15/40 (d)	2,695,000	2,695,017
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Holmes Financing No. 8 PLC floater Series 2: - continued
Class C, 6.0938% 7/15/40 (d)	$ 10,280,000	$ 10,281,849
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 5.8% 10/25/34 (d)	1,792,317	1,799,380
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 5.72% 3/25/35 (d)	3,785,831	3,791,727
Series 2004-6 Class 1A2, 5.74% 10/25/34 (d)	1,285,462	1,287,336
Series 2005-1:
Class M1, 5.78% 4/25/35 (d)	1,754,125	1,758,201
Class M2, 5.82% 4/25/35 (d)	3,070,955	3,077,576
Class M3, 5.85% 4/25/35 (d)	753,532	756,663
Class M4, 6.07% 4/25/35 (d)	444,708	446,679
Class M5, 6.09% 4/25/35 (d)	444,708	446,678
Class M6, 6.14% 4/25/35 (d)	711,530	714,097
Series 2005-2 Class 1A2, 5.66% 4/25/35 (d)	10,634,126	10,645,982
Series 2005-3 Class A1, 5.59% 8/25/35 (d)	8,322,723	8,321,066
Series 2005-4 Class 1B1, 6.65% 5/25/35 (d)	2,912,658	2,912,658
Series 2005-6 Class 1M3, 5.96% 10/25/35 (d)	2,294,154	2,304,173
Series 2005-7:
Class M1, 5.83% 11/25/35 (d)	1,283,869	1,285,486
Class M2, 5.87% 11/25/35 (d)	963,811	966,869
Class M3, 5.97% 11/25/35 (d)	4,811,781	4,825,602
Class M4, 6.01% 11/25/35 (d)	2,305,145	2,311,415
JPMorgan Mortgage Trust Series 2005-A8 Class 2A3, 4.9533% 11/25/35 (d)	2,155,000	2,150,778
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.71% 9/26/45 (b)(d)	6,052,995	6,071,844
Lehman XS Trust floater:
Series 2006-12N Class A1A1, 5.43% 8/25/46 (d)	24,419,108	24,419,108
Series 2006-GP1 Class A1, 5.44% 5/25/46 (d)	15,129,057	15,120,259
Master Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 5.62% 3/25/35 (d)	3,573,031	3,580,817
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 5.52% 6/15/22 (b)(d)	1,350,000	1,350,000
Class C, 5.54% 6/15/22 (b)(d)	8,760,000	8,760,000
Class D, 5.55% 6/15/22 (b)(d)	3,370,000	3,370,000
Class E, 5.56% 6/15/22 (b)(d)	5,390,000	5,390,000
Class F, 5.59% 6/15/22 (b)(d)	4,045,000	4,045,000
Class G, 5.66% 6/15/22 (b)(d)	2,020,000	2,020,000
Class H, 5.68% 6/15/22 (b)(d)	4,045,000	4,045,000
Class J, 5.72% 6/15/22 (b)(d)	4,720,000	4,720,000
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1: - continued
Class TM, 5.85% 6/15/22 (b)(d)	$ 36,210,000	$ 36,210,000
Merrill Lynch Mortgage Investors Trust floater Series 2006-MLN1 Class M4, 5.68% 7/25/37 (d)	9,575,000	9,567,690
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 5.74% 3/25/28 (d)	3,175,071	3,191,660
Series 2003-B Class A1, 5.69% 4/25/28 (d)	3,363,272	3,380,254
Series 2003-D Class A, 5.66% 8/25/28 (d)	3,016,453	3,021,867
Series 2003-E Class A2, 5.79% 10/25/28 (d)	5,040,884	5,048,829
Series 2003-F Class A2, 5.76% 10/25/28 (d)	4,486,757	4,493,593
Series 2004-A Class A2, 5.67% 4/25/29 (d)	4,063,631	4,064,106
Series 2004-B Class A2, 5.6388% 6/25/29 (d)	4,916,307	4,918,930
Series 2004-C Class A2, 5.67% 7/25/29 (d)	4,301,672	4,307,303
Series 2004-D Class A2, 5.82% 9/25/29 (d)	3,654,996	3,658,932
Series 2004-E:
Class A2B, 5.78% 11/25/29 (d)	2,942,802	2,945,383
Class A2D, 5.97% 11/25/29 (d)	684,373	686,860
Series 2004-G Class A2, 5.67% 11/25/29 (d)	1,350,877	1,351,501
Series 2005-A Class A2, 5.71% 2/25/30 (d)	3,525,060	3,529,983
MortgageIT Trust floater:
Series 2004-2:
Class A1, 5.72% 12/25/34 (d)	3,302,276	3,304,128
Class A2, 5.8% 12/25/34 (d)	4,467,435	4,513,704
Series 2005-2 Class 1A1, 5.61% 5/25/35 (d)	3,388,384	3,390,754
Nomura Home Equity Loan, Inc. floater Series 2006-FM2:
Class M1, 5.61% 7/25/36 (d)	21,055,000	21,055,000
Class M7, 6.12% 7/25/36 (d)	5,710,000	5,710,000
Opteum Mortgage Acceptance Corp. floater:
Series 2005-3 Class APT, 5.64% 7/25/35 (d)	12,518,489	12,545,170
Series 2005-5 Class 1A1B, 5.55% 12/25/35 (d)	7,595,000	7,592,526
Permanent Financing No. 3 PLC floater Series 2006-3 Class 3A, 5.53% 9/10/33 (d)	6,475,000	6,489,670
Permanent Financing No. 4 PLC floater Series 2 Class C, 6.0731% 6/10/42 (d)	15,400,000	15,451,665
Permanent Financing No. 5 PLC floater:
Series 2:
Class A, 5.4631% 6/10/11 (d)	17,778,750	17,785,506
Class C, 6.0031% 6/10/42 (d)	4,215,000	4,226,286
Series 3 Class C, 6.1531% 6/10/42 (d)	10,700,000	10,809,843
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Permanent Financing No. 6 PLC floater Series 6 Class 2C, 5.8% 6/10/42 (d)	$ 5,350,000	$ 5,357,105
Permanent Financing No. 7 PLC floater Series 7 Class 2C, 5.68% 6/10/42 (d)	8,065,000	8,071,983
Permanent Financing No. 8 PLC floater:
Series 3C, 5.87% 6/10/42 (d)	8,095,000	8,099,533
Series 8 Class 2C, 5.75% 6/10/42 (d)	9,945,000	9,951,504
Permanent Financing No. 9 PLC floater:
Series 2006-9A Class 3A, 5.45% 6/10/33 (b)(d)	42,330,000	42,361,417
Series 9A:
Class 1C, 5.65% 6/10/42 (b)(d)	3,105,000	3,104,839
Class 2C, 5.73% 6/10/42 (b)(d)	5,665,000	5,664,700
Class 3C, 5.85% 6/10/42 (b)(d)	4,880,000	4,879,732
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 5.42% 9/25/46 (d)	26,595,295	26,595,295
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	2,850,252	2,875,367
Series 2005-AR5 Class 1A1, 4.8244% 9/19/35 (d)	3,699,181	3,701,911
Residential Funding Securities Corp. Series 2003-RP2 Class A1, 5.8% 6/25/33 (b)(d)	1,942,025	1,951,280
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 5.45% 2/25/36 (b)(d)	5,837,924	5,837,667
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 5.78% 9/20/33 (d)	6,334,445	6,334,429
Series 2003-7 Class A2, 5.735% 1/20/34 (d)	2,998,680	2,999,140
Series 2004-1 Class A, 5.8825% 2/20/34 (d)	2,219,522	2,221,302
Series 2004-10 Class A4, 5.7469% 11/20/34 (d)	3,501,394	3,510,176
Series 2004-12 Class 1A2, 5.66% 1/20/35 (d)	1,338,387	1,340,654
Series 2004-3 Class A, 5.67% 5/20/34 (d)	3,422,526	3,423,618
Series 2004-4 Class A, 5.7288% 5/20/34 (d)	6,254,342	6,258,543
Series 2004-5 Class A3, 5.65% 6/20/34 (d)	4,920,851	4,922,741
Series 2004-6:
Class A3A, 5.6675% 6/20/35 (d)	3,986,611	3,994,139
Class A3B, 5.81% 7/20/34 (d)	326,415	326,770
Series 2004-7:
Class A3A, 5.775% 8/20/34 (d)	3,851,438	3,856,335
Class A3B, 6% 7/20/34 (d)	474,546	475,999
Series 2004-8 Class A2, 5.82% 9/20/34 (d)	4,595,930	4,602,486
Series 2005-1 Class A2, 5.8325% 2/20/35 (d)	4,267,014	4,277,534
Series 2005-2 Class A2, 5.7% 3/20/35 (d)	4,743,227	4,751,103
Series 2005-3 Class A1, 5.55% 5/20/35 (d)	3,460,363	3,464,179
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.66% 7/25/35 (d)	$ 5,957,252	$ 5,980,436
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 5.75% 9/25/33 (b)(d)	1,121,549	1,122,390
TBW Mortgage-Backed pass thru certificates Series 2006-4 Class A3, 5.52% 9/25/36 (d)	21,260,000	21,229,828
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 5.72% 9/25/34 (d)	13,842,561	13,908,082
Series 2005-3 Class A4, 5.59% 10/25/35 (d)	15,751,289	15,730,319
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.191% 10/20/35 (d)	1,720,000	1,715,059
WaMu Mortgage pass thru certificates:
floater:
Series 2005-AR13 Class A1C1, 5.54% 10/25/45 (d)	2,941,165	2,941,946
Series 2005-AR17 Class A1C1, 5.51% 12/25/45 (d)	3,141,682	3,142,906
Series 2005-AR19 Class A1C1, 5.51% 12/25/45 (d)	1,712,426	1,712,888
Series 2005-AR6 Class 2A-1A, 5.58% 4/25/45 (d)	3,095,132	3,103,339
Series 2006-AR7 Class C1B1, 5.41% 7/25/46 (d)	9,049,535	9,043,087
Series 2006-AR11 Class C1B1, 5.4% 9/25/46 (d)	12,687,313	12,671,719
Series 2006-AR5 Class A1B1, 5.43% 6/25/46 (d)	11,094,813	11,097,232
WaMu Mortgage Securities Corp. Series 2006-AR4 Class 1AC1, 5.45% 5/25/46 (d)	2,736,047	2,734,829
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.6742% 8/25/34 (d)	6,878,864	6,840,262
Series 2005-AR12 Class 2A1, 4.319% 7/25/35 (d)	16,758,187	16,497,522
TOTAL PRIVATE SPONSOR		1,395,063,281
U.S. Government Agency - 4.7%
Fannie Mae:
floater:
Series 2000-38 Class F, 5.85% 11/18/30 (d)	646,696	652,480
Series 2000-40 Class FA, 5.85% 7/25/30 (d)	1,506,972	1,522,268
Series 2002-89 Class F, 5.65% 1/25/33 (d)	2,226,374	2,238,827
planned amortization class Series 2003-24 Class PB, 4.5% 12/25/12	10,324,136	10,267,760
target amortization class Series G94-2 Class D, 6.45% 1/25/24	2,859,667	2,916,087
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 5.6% 10/25/35 (d)	$ 44,671,099	$ 44,766,302
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 5.75% 8/18/31 (d)	1,700,140	1,711,244
Series 2001-38 Class QF, 6.33% 8/25/31 (d)	6,412,592	6,577,244
Series 2001-44 Class FB, 5.65% 9/25/31 (d)	1,444,275	1,451,919
Series 2001-46 Class F, 5.75% 9/18/31 (d)	4,159,513	4,188,074
Series 2002-11 Class QF, 5.85% 3/25/32 (d)	2,961,568	2,992,398
Series 2002-36 Class FT, 5.85% 6/25/32 (d)	991,604	1,000,170
Series 2002-64 Class FE, 5.7% 10/18/32 (d)	1,372,075	1,380,545
Series 2002-65 Class FA, 5.65% 10/25/17 (d)	829,198	832,590
Series 2002-74 Class FV, 5.8% 11/25/32 (d)	5,546,555	5,590,439
Series 2002-77 Class FY, 5.75% 12/25/17 (d)	18,342,580	18,472,517
Series 2003-11:
Class DF, 5.8% 2/25/33 (d)	1,989,381	2,002,539
Class EF, 5.8% 2/25/33 (d)	1,084,285	1,091,921
Series 2003-119 Class FK, 5.85% 5/25/18 (d)	2,500,000	2,540,860
Series 2003-131 Class FM, 5.75% 12/25/29 (d)	2,443,621	2,457,767
Series 2003-63 Class F1, 5.65% 11/25/27 (d)	4,025,294	4,044,198
Series 2005-45 Class XA, 5.69% 6/25/35 (d)	61,690,628	61,867,248
Series 2005-72 Class FG, 5.6% 5/25/35 (d)	46,683,010	46,771,848
Series 2002-17 Class JF, 6.35% 4/25/32 (d)	6,470,370	6,659,917
Freddie Mac floater:
Series 2344 Class FP, 6.3% 8/15/31 (d)	4,613,233	4,727,255
Series 2510 Class FE, 5.75% 10/15/32 (d)	4,208,145	4,240,690
Series 3028 Class FM, 5.6% 9/15/35 (d)	23,867,514	23,915,390
Series 3033 Class TF, 0% 9/15/35 (d)	658,946	622,369
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 5.55% 7/15/31 (d)	3,753,391	3,762,924
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2395 Class FA, 5.95% 6/15/29 (d)	798,946	810,812
Series 2406:
Class FP, 6.33% 1/15/32 (d)	7,693,805	7,890,557
Class PF, 6.33% 12/15/31 (d)	7,518,573	7,710,590
Series 2410 Class PF, 6.33% 2/15/32 (d)	22,508,194	23,126,017
Series 2412 Class GF, 6.3% 2/15/32 (d)	3,819,147	3,916,750
Series 2453 Class NF, 5.75% 2/15/17 (d)	15,765,975	15,859,261
Series 2474 Class FJ, 5.7% 7/15/17 (d)	3,023,705	3,040,924
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
floater:
Series 2526 Class FC, 5.75% 11/15/32 (d)	$ 1,803,844	$ 1,816,872
Series 2538 Class FB, 5.75% 12/15/32 (d)	4,745,734	4,782,905
Series 2551 Class FH, 5.8% 1/15/33 (d)	1,850,155	1,863,896
Series 2553 Class FB, 5.85% 3/15/29 (d)	19,750,836	19,865,396
Series 2554 Class FJ, 5.8% 3/15/28 (d)	8,130,024	8,188,982
Series 2577 Class FW, 5.85% 1/15/30 (d)	13,312,248	13,398,437
Series 2650 Class FV, 5.75% 12/15/32 (d)	20,952,840	21,125,978
Series 2732 Class JF, 5.85% 11/15/33 (d)	3,876,987	3,890,498
Series 2861:
Class GF, 5.65% 1/15/21 (d)	3,296,125	3,306,741
Class JF, 5.65% 4/15/17 (d)	5,312,413	5,337,592
Series 2994 Class FB, 5.5% 6/15/20 (d)	4,618,667	4,617,303
Series 3066 Class HF, 0% 1/15/34 (d)	386,466	380,103
Series 3071 Class TF, 5.65% 4/15/35 (d)	47,631,194	47,796,884
Series 3094 Class UF, 0% 9/15/34 (d)	1,155,339	1,104,469
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	5,601,467	5,617,774
Series 2395 Class PE, 6% 2/15/30	111,677	111,469
Series 2776 Class UJ, 4.5% 5/15/20 (e)	2,995,875	57,153
Series 2828 Class JA, 4.5% 1/15/10	2,823,417	2,815,647
Series 3013 Class AF, 5.6% 5/15/35 (d)	74,356,300	74,510,545
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 5.7% 5/16/23 (d)	1,986,148	1,997,481
Series 2001-50 Class FV, 5.55% 9/16/27 (d)	6,341,450	6,354,967
Series 2002-24 Class FX, 5.9% 4/16/32 (d)	1,662,988	1,681,725
Series 2002-31 Class FW, 5.75% 6/16/31 (d)	2,264,930	2,282,856
TOTAL U.S. GOVERNMENT AGENCY		566,526,374
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,959,475,945)		1,961,589,655
Commercial Mortgage Securities - 8.0%

Banc of America Large Loan Trust floater Series 2006-BIX1:
Class A1, 5.42% 10/15/19 (b)(d)	14,184,799	14,186,584
Class A2, 5.46% 10/15/19 (b)(d)	2,500,000	2,500,378
Class B, 5.49% 10/15/19 (b)(d)	2,445,000	2,445,369
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan Trust floater Series 2006-BIX1: - continued
Class C, 5.53% 10/15/19 (b)(d)	$ 5,500,000	$ 5,500,830
Class D, 5.56% 10/15/19 (b)(d)	6,720,000	6,721,014
Class E, 5.59% 10/15/19 (b)(d)	6,490,000	6,489,966
Class F, 5.66% 10/15/19 (b)(d)	7,715,000	7,716,161
Class G, 5.68% 10/15/19 (b)(d)	7,300,000	7,301,136
Class JCA, 5.95% 10/15/19 (b)(d)	3,189,219	3,190,688
Class JCP, 5.85% 10/15/19 (b)(d)	1,926,531	1,927,420
Class KCA, 6% 10/15/19 (b)(d)	2,185,000	2,184,989
Class KCP, 5.9% 10/15/19 (b)(d)	3,145,000	3,146,450
Class LCA, 6.1% 10/15/19 (b)(d)	2,542,595	2,543,763
Class LCP, 6% 10/15/19 (b)(d)	11,635,000	11,640,358
Banc of America Large Loan, Inc.:
floater:
Series 2005-BBA6:
Class B, 5.56% 1/15/19 (b)(d)	2,800,000	2,800,943
Class C, 5.6% 1/15/19 (b)(d)	2,857,948	2,858,910
Class D, 5.65% 1/15/19 (b)(d)	2,800,000	2,800,942
Class E, 5.69% 1/15/19 (b)(d)	1,750,000	1,750,534
Class F, 5.74% 1/15/19 (b)(d)	1,170,000	1,170,357
Class G, 5.77% 1/15/19 (b)(d)	915,000	915,308
Series 2005-ESHA:
Class F, 6.1% 7/14/20 (b)(d)	6,395,000	6,402,908
Class G, 6.23% 7/14/20 (b)(d)	4,355,000	4,360,378
Class H, 6.45% 7/14/20 (b)(d)	5,365,000	5,371,611
Series 2005-MIB1:
Class B, 5.61% 3/15/22 (b)(d)	6,455,500	6,460,993
Class C, 5.66% 3/15/22 (b)(d)	1,660,000	1,661,594
Class D, 5.71% 3/15/22 (b)(d)	1,680,000	1,681,840
Class E, 5.75% 3/15/22 (b)(d)	3,205,000	3,208,633
Class F, 5.82% 3/15/22 (b)(d)	1,635,000	1,636,851
Class G, 5.88% 3/15/22 (b)(d)	1,060,000	1,061,199
Series 2006-LAQ:
Class H, 6.03% 2/9/21 (b)(d)	3,495,000	3,499,286
Class J, 6.12% 2/9/21 (b)(d)	2,525,000	2,528,092
Class K, 6.35% 2/9/21 (b)(d)	6,990,000	6,998,522
Series 2005-ESHA Class X1, 0.9161% 7/14/20 (b)(d)(e)	334,645,000	384,842
Series 2006-ESH:
Class A, 6.21% 7/14/11 (b)(d)	7,442,985	7,444,034
Class B, 6.31% 7/14/11 (b)(d)	3,700,812	3,698,612
Class C, 6.46% 7/14/11 (b)(d)	7,411,773	7,412,811
Class D, 7.09% 7/14/11 (b)(d)	4,320,039	4,325,425
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 5.93% 8/25/33 (b)(d)	$ 3,470,264	$ 3,472,975
Series 2003-2:
Class A, 5.93% 12/25/33 (b)(d)	8,260,738	8,278,808
Class M1, 6.2% 12/25/33 (b)(d)	1,344,302	1,348,713
Series 2004-1:
Class A, 5.71% 4/25/34 (b)(d)	4,462,127	4,471,191
Class B, 7.25% 4/25/34 (b)(d)	463,598	470,334
Class M1, 5.91% 4/25/34 (b)(d)	405,648	406,789
Class M2, 6.55% 4/25/34 (b)(d)	347,698	350,904
Series 2004-2:
Class A, 5.78% 8/25/34 (b)(d)	4,799,667	4,817,666
Class M1, 5.93% 8/25/34 (b)(d)	1,547,620	1,554,874
Series 2004-3:
Class A1, 5.72% 1/25/35 (b)(d)	5,021,527	5,035,650
Class A2, 5.77% 1/25/35 (b)(d)	697,919	700,100
Class M1, 5.85% 1/25/35 (b)(d)	836,921	839,798
Class M2, 6.35% 1/25/35 (b)(d)	545,818	550,594
Series 2005-2A:
Class M1, 5.78% 8/25/35 (b)(d)	1,133,305	1,133,299
Class M2, 5.83% 8/25/35 (b)(d)	1,865,594	1,871,069
Class M3, 5.85% 8/25/35 (b)(d)	1,033,051	1,037,094
Class M4, 5.96% 8/25/35 (b)(d)	950,233	954,400
Series 2005-3A:
Class A1, 5.67% 11/25/35 (b)(d)	8,185,600	8,200,328
Class M1, 5.79% 11/25/35 (b)(d)	796,006	801,024
Class M2, 5.84% 11/25/35 (b)(d)	1,118,831	1,128,405
Class M3, 5.86% 11/25/35 (b)(d)	999,430	1,007,975
Class M4, 5.95% 11/25/35 (b)(d)	1,247,077	1,250,152
Series 2005-4A:
Class A2, 5.74% 1/25/36 (b)(d)	8,539,781	8,569,137
Class B1, 6.75% 1/25/36 (b)(d)	713,814	724,075
Class M1, 5.8% 1/25/36 (b)(d)	2,784,711	2,796,894
Class M2, 5.82% 1/25/36 (b)(d)	835,413	838,807
Class M3, 5.85% 1/25/36 (b)(d)	1,176,076	1,180,487
Class M4, 5.96% 1/25/36 (b)(d)	649,766	653,218
Class M5, 6% 1/25/36 (b)(d)	649,766	653,218
Class M6, 6.05% 1/25/36 (b)(d)	649,766	652,609
Series 2006-1:
Class A2, 5.71% 4/25/36 (b)(d)	3,047,278	3,047,278
Class M1, 5.73% 4/25/36 (b)(d)	931,113	931,113
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2006-1:
Class M2, 5.75% 4/25/36 (b)(d)	$ 983,782	$ 983,782
Class M3, 5.77% 4/25/36 (b)(d)	846,466	846,466
Class M4, 5.87% 4/25/36 (b)(d)	479,664	479,664
Class M5, 5.91% 4/25/36 (b)(d)	465,556	465,556
Class M6, 5.99% 4/25/36 (b)(d)	1,025,165	1,025,165
Series 2006-2A:
Class A2, 5.63% 7/25/36 (b)(d)	2,276,553	2,276,553
Class B1, 6.22% 7/25/36 (b)(d)	818,063	818,063
Class B3, 8.05% 7/25/36 (b)(d)	1,364,997	1,364,997
Class M1, 5.66% 7/25/36 (b)(d)	2,388,745	2,388,745
Class M2, 5.68% 7/25/36 (b)(d)	1,682,873	1,682,873
Class M3, 5.7% 7/25/36 (b)(d)	1,318,250	1,318,250
Class M4, 5.77% 7/25/36 (b)(d)	888,183	888,183
Class M5, 5.82% 7/25/36 (b)(d)	1,093,867	1,093,867
Class M6, 5.89% 7/25/36 (b)(d)	1,729,619	1,729,619
Series 2006-3A:
Class A1, 5.6% 10/25/36 (b)(d)	14,762,342	14,764,649
Class B1, 6.15% 10/25/36 (b)(d)	1,437,129	1,437,578
Class B2, 6.7% 10/25/36 (b)(d)	938,533	938,826
Class B3, 7.95% 10/25/36 (b)(d)	1,681,538	1,677,860
Class M4, 5.78% 10/25/36 (b)(d)	1,437,129	1,437,353
Class M5, 5.83% 10/25/36 (b)(d)	1,825,251	1,824,681
Class M6, 5.91% 10/25/36 (b)(d)	3,568,381	3,569,496
Series 2006-4A:
Class A1, 5.55% 12/25/36 (b)(d)	14,969,968	14,969,968
Class A2, 5.59% 12/25/36 (b)(d)	17,010,877	17,010,877
Class B1, 6.02% 12/25/36 (b)(d)	1,099,713	1,099,713
Class B2, 6.57% 12/25/36 (b)(d)	1,030,362	1,030,362
Class B3, 7.77% 12/25/36 (b)(d)	1,907,160	1,907,160
Class M1, 5.61% 12/25/36 (b)(d)	2,412,434	2,412,434
Class M2, 5.63% 12/25/36 (b)(d)	1,530,682	1,530,682
Class M3, 5.66% 12/25/36 (b)(d)	1,550,496	1,550,496
Class M4, 5.72% 12/25/36 (b)(d)	1,857,623	1,857,623
Class M5, 5.76% 12/25/36 (b)(d)	1,704,060	1,704,060
Class M6, 5.84% 12/25/36 (b)(d)	1,530,682	1,530,682
Bear Stearns Commercial Mortgage Securities, Inc. floater Series 2006-BBA7:
Class G, 5.79% 3/15/19 (b)(d)	1,665,000	1,665,065
Class H, 6% 3/15/19 (b)(d)	2,135,000	2,135,131
Class J, 6.2% 3/15/19 (b)(d)	2,800,000	2,800,170
Class X1A, 1.765% 3/15/19 (b)(d)(e)	306,405,000	4,356,711
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Inc. floater Series 2004-BBA3 Class E, 6.05% 6/15/17 (b)(d)	$ 15,365,000	$ 15,369,027
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class B, 5.49% 11/15/36 (b)(d)	3,055,000	3,055,000
Class C, 5.52% 11/15/36 (b)(d)	3,055,000	3,055,000
Class D, 5.56% 11/15/36 (b)(d)	2,445,000	2,445,000
Class E, 5.59% 11/15/36 (b)(d)	1,835,000	1,835,000
Class F, 5.66% 8/16/21 (b)(d)	3,055,000	3,055,000
Class G, 5.68% 11/15/36 (b)(d)	3,055,000	3,055,000
Class H, 5.72% 11/15/36 (b)(d)	2,445,000	2,445,000
Series 2006-FL2:
Class A1, 5.42% 11/15/36 (b)(d)	8,825,597	8,825,597
Class A2, 5.46% 11/15/36 (b)(d)	14,180,000	14,180,000
Class CNP-1, 6.15% 8/16/21 (b)(d)	3,235,000	3,235,000
Commercial Mortgage pass thru certificates floater:
Series 2004-HTL1:
Class B, 5.8% 7/15/16 (b)(d)	25,023	25,025
Class D, 5.9% 7/15/16 (b)(d)	57,552	57,557
Class E, 6.1% 7/15/16 (b)(d)	210,543	210,574
Class F, 6.15% 7/15/16 (b)(d)	899,631	899,779
Class H, 6.65% 7/15/16 (b)(d)	649,947	650,098
Class J, 6.8% 7/15/16 (b)(d)	248,593	248,665
Class K, 7.7% 7/15/16 (b)(d)	280,251	280,331
Series 2005-F10A:
Class B, 5.58% 4/15/17 (b)(d)	10,530,000	10,530,434
Class C, 5.62% 4/15/17 (b)(d)	3,006,000	3,006,064
Class D, 5.66% 4/15/17 (b)(d)	2,440,000	2,440,375
Class E, 5.72% 4/15/17 (b)(d)	1,821,000	1,821,187
Class F, 5.76% 4/15/17 (b)(d)	1,035,000	1,035,052
Class G, 5.9% 4/15/17 (b)(d)	1,035,000	1,035,060
Class H, 5.97% 4/15/17 (b)(d)	1,035,000	1,035,156
Class J, 6.2% 4/15/17 (b)(d)	335,000	335,064
Series 2005-FL11:
Class B, 5.6% 11/15/17 (b)(d)	2,362,057	2,362,865
Class C, 5.65% 11/15/17 (b)(d)	4,873,711	4,875,952
Class D, 5.69% 11/15/17 (b)(d)	838,530	839,179
Class E, 5.74% 11/15/17 (b)(d)	1,287,321	1,288,215
Class F, 5.8% 11/15/17 (b)(d)	1,169,218	1,169,984
Class G, 5.85% 11/15/17 (b)(d)	1,873,898	1,875,052
Series 2006-CN2A:
Class A2FL, 5.57% 2/5/19 (b)(d)	5,000,000	5,009,778
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass thru certificates floater: - continued
Series 2006-CN2A:
Class AJFL, 5.61% 2/5/19 (b)(d)	$ 8,865,000	$ 8,895,523
Commercial Mortgage pass-thru certificates Series 2006-FL12:
Class AJ, 5.48% 12/15/20 (b)(d)	33,605,000	33,605,000
Class CA1, 5.9% 12/15/20 (b)(d)	1,650,000	1,650,000
Class CA2, 5.95% 12/15/20 (b)(d)	2,570,000	2,570,000
Class CA3, 6% 12/15/20 (b)(d)	2,930,000	2,930,000
Class CA4, 6.1% 12/15/20 (b)(d)	3,235,000	3,235,000
Class CN1, 5.85% 12/15/20 (b)(d)	7,205,000	7,205,000
Class CN2, 5.9% 12/15/20 (b)(d)	3,880,000	3,880,000
Class CN3, 6% 12/15/20 (b)(d)	3,740,000	3,740,000
Commercial Mortgage Trust Series 2006-FL4:
Class A2, 5.49% 11/5/21 (b)(d)	30,649,000	30,649,000
Class B, 5.54% 11/5/21 (b)(d)	11,265,000	11,265,000
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2004-FL1 Class B, 5.8% 5/15/14 (b)(d)	1,414,296	1,414,497
Series 2006-TF2A:
Class A2, 6.85% 7/15/19 (b)(d)	16,910,000	16,910,000
Class SHDC, 6.35% 7/15/19 (b)(d)	8,080,000	8,080,000
Series 2006-TFL2:
Class A2, 5.52% 10/15/21 (b)(d)	54,990,000	54,990,000
Class SHDD, 6.7% 7/15/19 (b)(d)	4,545,000	4,545,000
CS First Boston Mortgage Securities Corp. floater:
Series 2005-CN2A Class A1J, 5.68% 11/15/19 (b)(d)	17,835,000	17,835,264
Series 2005-TF3A Class A2, 5.63% 11/15/20 (b)(d)	24,218,567	24,232,095
CSMC Commercial Mortgage Trust floater Series 2006-TFLA:
Class D, 5.63% 4/15/21 (b)(d)	2,700,000	2,700,793
Class E, 5.68% 4/15/21 (b)(d)	2,700,000	2,701,304
Class G, 5.77% 4/15/21 (b)(d)	2,700,000	2,701,986
Class H, 6.08% 4/15/21 (b)(d)	2,700,000	2,701,469
Class J, 6.15% 4/15/21 (b)(d)	1,800,000	1,800,525
Class K, 6.55% 4/15/21 (b)(d)	8,995,000	8,997,609
Greenwich Capital Commercial Funding Corp. floater Series 2005-FL3A:
Class H-AON:
6.35% 10/5/20 (b)(d)	1,495,000	1,495,000
6.6% 10/5/20 (b)(d)	1,775,000	1,775,000
Class M-AON, 6.85% 10/5/20 (b)(d)	1,770,000	1,770,000
Class N-AON, 7.2% 10/5/20 (b)(d)	4,545,144	4,545,144
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II:
floater Series 2006-FL8A:
Class C, 5.59% 6/6/20 (b)(d)	$ 1,310,000	$ 1,310,000
Class D, 5.63% 6/6/20 (b)(d)	3,595,000	3,595,000
Class E, 5.72% 6/6/20 (b)(d)	7,163,000	7,163,000
Class F, 5.79% 6/6/20 (b)(d)	5,168,000	5,169,615
Series 2006-FL8A Class A2, 5.49% 6/6/20 (b)(d)	22,040,000	22,040,000
Hilton Hotel Pool Trust floater Series 2000-HLTA:
Class A2, 5.75% 10/3/15 (b)(d)	32,100,000	32,323,599
Class B, 5.85% 10/3/15 (b)(d)	4,375,000	4,419,006
JPMorgan Chase Commercial Securities Trust floater Series 2006-FLA2:
Class A2, 5.48% 11/15/18 (b)(d)	10,963,000	10,963,000
Class B, 5.52% 11/15/18 (b)(d)	8,853,524	8,853,524
Class C, 5.56% 11/15/18 (b)(d)	6,288,952	6,288,952
Class D, 5.58% 11/15/18 (b)(d)	2,209,632	2,209,632
Class E, 5.63% 11/15/18 (b)(d)	3,319,447	3,319,447
Class F, 5.68% 11/15/18 (b)(d)	4,979,170	4,979,170
Class G, 5.71% 11/15/18 (b)(d)	4,329,278	4,329,278
Class H, 5.85% 11/15/18 (b)(d)	3,319,447	3,319,447
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2005-LLFA Class FAIR, 7% 7/15/18 (b)(d)	4,360,000	4,367,344
Series 2006-LLFA:
Class D, 5.58% 9/15/21 (b)(d)	3,294,772	3,294,772
Class E, 5.64% 9/15/21 (b)(d)	11,884,369	11,884,369
Class F, 5.69% 9/15/21 (b)(d)	2,884,133	2,884,133
Class FRT1, 6.3% 9/15/21 (b)(d)	1,353,552	1,353,552
Class FRT2, 6.4% 9/15/21 (b)(d)	1,121,515	1,121,515
Class FRT3, 6.55% 9/15/21 (b)(d)	2,904,336	2,904,336
Class G, 5.71% 9/15/21 (b)(d)	4,120,881	4,120,881
Class H, 5.75% 9/15/21 (b)(d)	4,120,881	4,120,881
Morgan Stanley Capital I, Inc. floater:
Series 2005-XLF:
Class B, 5.56% 8/15/19 (b)(d)	6,705,000	6,708,430
Class C, 5.59% 8/15/19 (b)(d)	525,000	525,229
Class D, 5.61% 8/15/19 (b)(d)	1,915,000	1,915,836
Class E, 5.63% 8/15/19 (b)(d)	1,745,000	1,745,761
Class F, 5.67% 8/15/19 (b)(d)	1,220,000	1,220,532
Class G, 5.72% 8/15/19 (b)(d)	870,000	870,379
Class H, 5.74% 8/15/19 (b)(d)	695,000	695,303
Class J, 5.81% 8/15/19 (b)(d)	525,000	525,189
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I, Inc. floater: - continued
Series 2006-XLF:
Class C, 6.55% 7/15/19 (b)(d)	$ 5,095,000	$ 5,094,969
Class D, 5.6% 7/15/19 (b)(d)	11,115,000	11,114,940
Class E, 5.64% 7/15/19 (b)(d)	25,995,000	25,994,189
Class F, 5.67% 7/15/19 (b)(d)	4,796,000	4,795,850
Class G, 5.71% 7/15/19 (b)(d)	3,535,000	3,534,888
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 5.83% 3/24/18 (b)(d)	4,747,679	4,756,581
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL6A:
Class A2, 5.6% 10/15/17 (b)(d)	1,353,512	1,353,946
Class B, 5.65% 10/15/17 (b)(d)	1,540,000	1,540,480
Class D, 5.78% 10/15/17 (b)(d)	3,090,000	3,091,084
Series 2006-WL7A:
Class E, 5.63% 9/15/21 (b)(d)	9,585,000	9,591,365
Class F, 5.69% 8/11/18 (b)(d)	11,680,000	11,676,250
Class G, 5.71% 8/11/18 (b)(d)	11,065,000	11,059,703
Class J, 5.95% 8/11/18 (b)(d)	2,460,000	2,458,421
Class X1A, 0.6078% 9/15/21 (b)(d)(e)	928,766,251	4,369,567
Series 2005-WL6A Class X1A, 0.754% 10/15/17 (b)(e)	199,993,622	417,447
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $971,214,322)		970,029,140
Certificates of Deposit - 5.3%

BNP Paribas SA yankee 5.045% 2/21/07	96,000,000	95,933,510
Deutsche Bank AG yankee 5.045% 2/21/07	96,000,000	95,933,510
HBOS Treasury Services PLC yankee 5.04% 2/21/07	96,000,000	95,934,259
Natexis Banques Populaires NY CD yankee 5.4% 12/18/07	70,000,000	70,054,943
Rabobank Nederland Coop. Central yankee 5.01% 2/14/07	94,400,000	94,335,817
Royal Bank of Scotland PLC yankee 5.04% 2/21/07	96,000,000	95,932,877
Societe Generale euro 5.05% 2/21/07	96,000,000	95,934,526
TOTAL CERTIFICATES OF DEPOSIT (Cost $644,396,165)		644,059,442
Commercial Paper - 0.3%

Rockies Express Pipeline LLC 5.48% 1/30/07 (b) (Cost $35,841,080)	36,000,000	35,847,065
Interfund Loans - 0.1%
	Principal Amount	Value
With VIP Growth Portfolio at 5.41% due 1/4/07 (a) (Cost $16,316,000)	$ 16,316,000	$ 16,316,000
Cash Equivalents - 19.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.33%, dated 12/29/06 due 1/2/07 (Collateralized by U.S. Government Obligations) #	$ 6,516,856	6,513,000
With:
Banc of America Securities LLC at 5.35%, dated 12/29/06 due 1/2/07 (Collateralized by Mortgage Loan Obligations valued at $509,250,001, 4.22%- 6.56%, 10/15/19 - 12/20/46)	485,288,306	485,000,000
Barclays Capital, Inc. at 5.35%, dated 12/29/06 due 1/2/07 (Collateralized by Corporate Obligations valued at $387,600,000, 4.13%- 7.95%, 11/15/07 - 8/25/36)	380,225,889	380,000,000
Citigroup Global Markets, Inc. at 5.37%, dated 12/29/06 due 1/2/07 (Collateralized by Corporate Obligations valued at $494,700,000, 0%- 8.62%, 5/15/09 - 11/14/51)	485,289,518	485,000,000
Lehman Brothers, Inc. at 5.36%, dated 12/29/06 due 1/2/07 (Collateralized by Corporate Obligations valued at $474,302,231, 4.23%- 9%, 8/16/07 - 3/17/50)	465,276,933	465,000,000
Merrill Lynch, Pierce, Fenner & Smith at 5.35%, dated 12/29/06 due 1/2/07 (Collateralized by Mortgage Loan Obligations valued at $509,252,895, 4.22%- 6.95%, 11/15/16 - 7/25/46)	485,288,440	485,000,000
TOTAL CASH EQUIVALENTS (Cost $2,306,513,000)		2,306,513,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $12,130,963,727)		12,133,161,582
NET OTHER ASSETS - (0.2)%		(26,958,047)
NET ASSETS - 100%		$ 12,106,203,535
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
404 Eurodollar 90 Day Index Contracts	March 2007	$ 398,626,800	$ (71,691)
404 Eurodollar 90 Day Index Contracts	June 2007	398,717,700	(127,866)
TOTAL EURODOLLAR CONTRACTS			(199,557)
Sold
Eurodollar Contracts
24 Eurodollar 90 Day Index Contracts	Sept. 2007	23,694,900	38,304
20 Eurodollar 90 Day Index Contracts	Dec. 2007	19,752,500	25,120
20 Eurodollar 90 Day Index Contracts	March 2008	19,755,500	21,120
13 Eurodollar 90 Day Index Contracts	June 2008	12,841,888	16,961
12 Eurodollar 90 Day Index Contracts	Sept. 2008	11,854,500	14,502
5 Eurodollar 90 Day Index Contracts	Dec. 2008	4,939,313	3,543
3 Eurodollar 90 Day Index Contracts	March 2009	2,963,550	2,038
TOTAL EURODOLLAR CONTRACTS			121,588
			$ (77,969)
Swap Agreements
		Notional Amount	Value
Credit Default Swaps

Receive from Citibank, upon default event of DaimlerChrysler NA Holding Corp., par value of the notional amount of DaimlerChrysler NA Holding Corp. 6.5% 11/15/13, and pay quarterly notional amount multiplied by .8%

	June 2007	$ 14,000,000	$ (45,002)
Receive monthly notional amount multiplied by 3.05% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-HE3 Class B3, 7.22% 4/25/36	May 2036	5,300,000	(17,549)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34

	Dec. 2034	$ 3,000,000	$ (41,140)
Receive monthly notional amount multiplied by .42% and pay Bank of America upon default event of Bear Stearns Asset Backed Securities, par value of the notional amount of Bear Stearns Asset Backed Securities 6.175% Series 2005-HE2 Class M3 2/25/35	March 2035	6,900,000	26,246
Receive monthly notional amount multiplied by .42% and pay Bank of America upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust 6.055% Series 2005-B Class M7 4/25/35	May 2035	6,900,000	(76,847)
Receive monthly notional amount multiplied by .52% and pay Bank of America upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M6, 6.835% 9/25/34	Oct. 2034	9,900,000	(17,986)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	3,000,000	(6,525)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35	June 2035	3,000,000	(3,110)
Receive monthly notional amount multiplied by 1.32% and pay Goldman Sachs upon default event of Securitized Asset Backed Receivables LLC Trust, par value of the notional amount of Securitized Asset Backed Receivables LLC Trust Series 2006-OP1 Class B2, 6.72% 10/25/35	Nov. 2035	7,900,000	(177,229)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.85% and pay Citibank upon default event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-NC2 Class M9, 7.02% 6/25/36

	July 2036	$ 5,500,000	$ (153,447)
Receive monthly notional amount multiplied by 1.9% and pay Morgan Stanley, Inc., upon default event of Morgan Stanley ABS Capital, par value of the notional amount of Morgan Stanley ABS Capital I Series 2006-HE3 Class B3, 7.2225% 4/25/36	May 2036	4,100,000	(200,598)
Receive monthly notional amount multiplied by 3% and pay JPMorgan Chase, Inc. upon default event of GSAMP Trust, par value of the notional amount of GSAMP Trust Series 2006-NC2 Class M9, 7.3744% 6/25/36	July 2036	7,900,000	(87,229)
Receive monthly notional amount multiplied by 3.5% and pay Goldman Sachs upon default event of Merrill Lynch Mortgage Investment, Inc., par value of the notional amount of Merrill Lynch Mortgage Investment, Inc. 2006-HE5 Class B3, 7.32% 8/25/37	Sept. 2037	20,000,000	110,678
Receive monthly notional amount multiplied by 3.6% and pay Goldman Sachs upon default event of Nomura Home Equity Loan, Inc., par value of the notional amount of Nomura Home Equity Loan, Inc. Series 2006-HE3 Class M9, 7.17% 7/25/36	August 2036	20,000,000	39,600
Receive monthly notional amount multiplied by 3.66% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35	June 2035	7,900,000	(28,203)
Receive monthly notional amount multiplied by 3.7% and pay Goldman Sachs upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.22% 7/25/36	August 2036	20,000,000	(24,178)
Receive monthly notional amount multiplied by 3.8% and pay Goldman Sachs upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-8 Class M9, 7.12% 9/25/36	Oct. 2036	20,000,000	42,544
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35

	June 2035	$ 2,700,000	$ 19
Receive quarterly notional amount multiplied by .20% and pay Merrill Lynch, Inc. upon default event of American Transmission Co. LLC, par value of the notional amount of American Transmission Co. LLC 7.125% 3/15/11	May 2007	10,555,000	7,158
Receive quarterly notional amount multiplied by .26% and pay Morgan Stanley, Inc. upon default event of Amerada Hess Corp., par value of the notional amount of Amerada Hess Corp. 6.65% 8/15/11	March 2007	12,850,000	5,817
Receive quarterly notional amount multiplied by .28% and pay Morgan Stanley, Inc. upon default event of Amerada Hess Corp., par value of the notional amount of Amerada Hess Corp. 6.65% 8/15/11	March 2007	16,000,000	7,280
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon default event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	13,540,000	80,154
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon default event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	10,650,000	129,558
TOTAL CREDIT DEFAULT SWAPS		231,595,000	(429,989)
Total Return Swaps
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 5 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Jan. 2007	35,100,000	10,940
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued

Receive monthly notional amount multiplied
by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration factor plus 8 basis points and pay monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	May 2007	$ 65,225,000	$ 21,905
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 9 basis points and pay monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	April 2007	85,500,000	29,403
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 20 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Jan. 2007	35,000,000	15,138
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis points and pay monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	June 2007	71,000,000	19,871
Receive monthly a return equal to Lehman Brothers ABS Floating Rate Index and pay monthly a floating rate based on the 1-month LIBOR plus 2 basis points with Lehman Brothers, Inc.	April 2007	85,500,000	2,067
TOTAL RETURN SWAPS		377,325,000	99,324
		$ 608,920,000	$ (330,665)
Legend
(a) Loan is with an affiliated fund.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,375,935,769 or 19.6% of net assets.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $551,852.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $12,130,202,038. Net unrealized appreciation aggregated $2,959,544, of which $10,090,419 related to appreciated investment securities and $7,130,875 related to depreciated investment securities.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$6,513,000 due 1/02/07 at 5.33%
BNP Paribas Securities Corp.	$ 183,458
Banc of America Securities LLC	2,457,530
Bank of America, NA	1,307,196
Barclays Capital, Inc.	522,879
Citigroup Global Markets, Inc.	261,439
Countrywide Securities Corp.	1,061,540
UBS Securities LLC	588,238
WestLB AG	130,720
$ 6,513,000
Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 26, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	February 26, 2007